      As filed with the Securities and Exchange Commission on June 20, 2002


                                                  Registration Nos. 333-66807
                                                  File No. 811-09093

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                           /X/
Pre-Effective Amendment No.                          / /
Post-Effective Amendment No.  40                     /X/
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                   /X/
Amendment No.  43                                    /X/


(Check appropriate box or boxes)

                                  E*TRADE FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:

                                 (650) 331-6000

                                   Liat Rorer
                                  E*TRADE FUNDS
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and Address of Agent for Service)

                   Please send copies of all communication to:
            Jane A. Kanter, Esq.                 Liat Rorer
            Dechert                              E*TRADE FUNDS
            1775 Eye Street, NW                  4500 Bohannon Drive
            Washington, D.C.  20006              Menlo Park, CA  94025

It is proposed that this filing will become effective (check appropriate box):
____ Immediately upon filing pursuant to paragraph (b)


On _________, 2002 pursuant to paragraph (b)


  X   60 days after filing pursuant to paragraph (a)(1)
-----

____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND
                                  PREMIER CLASS
                              PROSPECTUS DATED [ ]

This Prospectus concisely sets forth information about the E*TRADE Money Market Fund ("Money Market Fund" or "Fund") that an investor needs to know before investing. This Prospectus only offers shares of the Premier Class of the Money Market Fund ("Premier Class"). Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds ("Trust").

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. The Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments.

ELIGIBLE INVESTORS. The Premier Class of the Money Market Fund is designed specifically for on-line investors. In order to be a shareholder of the Premier Class, you need to have a brokerage account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Premier Class requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your Premier Class shares in your Fund account. The Premier Class is a true no-load fund, which means you pay no sales charges or 12b-1 fees. The minimum initial investment in the Premier Class of the Fund is $25,000 for regular accounts and $15,000 for IRA accounts.


ABOUT E*TRADE.

E*TRADE Group, Inc. ("E*TRADE Financial") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM"). E*TRADE Financial, through its group companies, is a leader in providing secure online investing services. E*TRADE Financial's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE Financial offers electronic access to your account virtually anywhere, at any time.


AN INVESTMENT IN THE FUND IS:

o   NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION;
o NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, E*TRADE BANK AND ITS AFFILIATES; AND
o   SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF PRINCIPAL.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY


This is a summary. You should read this section along with the rest of this Prospectus. The Fund is subject to rules that are designed to help it to maintain a stable share price. Therefore, everything the Fund buys must comply with the requirements for money market investments under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act). The investment objective of the Fund is non-fundamental and, although there is no current intention to do so, may be changed without shareholder approval.

There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of shares of the Premier Class at $1.00 per share, it is possible to lose money by investing in the Fund.

The following chart provides a brief summary of the principal investment strategies and principal investment risks for the Fund. More information is provided in the section entitled "Investment Objective, Principal Investment Strategies and Principal Risks."

PRINCIPAL INVESTMENT STRATEGIES                     PRINCIPAL INVESTMENT RISKS
-------------------------------                     --------------------------
The Money Market Fund invests                           Interest rate risk
primarily in high-quality, short-term
investments. These securities include                       Credit risk
obligations of the U.S. Government, its
agencies and instrumentalities (including government-sponsored enterprises), certificates of deposit and U.S.
Treasury bills, high-quality debt
obligations (such as corporate debt),
obligations of U.S. banks, asset-backed
securities, commercial paper (including
asset-backed commercial paper), certain
floating and variable-rate securities,
municipal obligations, and repurchase
agreements. The Money Market Fund will
invest solely in securities denominated
U.S. dollars.


PERFORMANCE
-----------

The bar chart and table that follow provide some indication of the risks of investing in the Money Market Fund. The performance shown in the bar chart and table below was achieved under the Fund's prior structure as a feeder fund that was part of a master-feeder structure. The Premier Class benefited from its unitary administrative fee structure from its inception until September 9, 2001 and from ETAM's agreement to enter into an Expense Limitation Agreement to limit the expenses of the Premier Class to 0.45% of the Fund's average daily net assets attributable to the Premier Class, which became effective on September 10, 2001. The Fund's past performance is not necessarily indicative of how the Fund will perform in the future.

                CALENDAR YEAR ANNUAL TOTAL RETURN - PREMIER CLASS


                                      2001
                                     -----
                                      3.91%



Best quarter (% and time period)             Worst quarter (% and time period)
 1.38%       (1st Quarter 2001)                0.54%       (4th Quarter 2001)


The 7 day yield of the Premier Class of the Fund for the period ended December 31, 2001 was 1.77%.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2001)
-------------------------------------------------------------------------------
                                               ONE YEAR        SINCE INCEPTION
                                                                  (4/7/00)
E*TRADE Money Market Fund - Premier Class        3.91%              4.94%
-------------------------------------------------------------------------------

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Premier Class.



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                                           None
Maximum Deferred Sales Charge (Load)                                                       None
Maximum Sales Charge (Load) Imposed in Reinvested Dividends and other Distributions        None
Redemption Fee                                                                             None

ANNUAL FUND OPERATING EXPENSES (AFTER WAIVER OR REIMBURSEMENT)
Management Fees                                                                            0.12%
Distribution (12b-1) Fees                                                                  None
Other Expenses                                                                             0.63%
                                                                                          ------
Total Annual Fund Operating Expenses                                                       0.75%
Fee Waiver and/or Expense Reimbursement *                                                 (0.30)%
                                                                                          ------
Net Expenses                                                                               0.45%

*The Fee Waiver and/or Expense Reimbursement reflects contractual arrangements between ETAM and the Fund on behalf of the Premier Class to waive or limit its fees or to assume other expenses attributable to the Premier Class on an annualized basis through at least April 30, 2003. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM attributable to the Premier Class pursuant to the Expense Limitation Agreement provided that, among other things, the Premier Class has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Premier Class to exceed 0.45%.

The Fund does not charge you any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.



E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and Internet access at your own expense.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Premier Class of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Premier Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Premier Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR*        3 YEARS*       5 YEARS*       10 YEARS*
     $46            $ 209          $ 386          $ 900

* The cost under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund on behalf of the Premier Class to limit "Other Expenses" attributable to the Premier Class in the fee table on an annualized basis through at least April 30, 2003. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

The Fund's main investment objectives, principal investment strategies and principal risks are described on the cover and in the table under the Risk/Return Summary. Additional information about the principal strategies and related risks is described below:


The Fund emphasizes safety of principal and high credit quality. The Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose remaining maturity is longer than 397 days (13 months). Any security that the Fund purchases must present minimal credit risks and be of "high-quality," meaning that it must be rated in the top two rating categories by the requisite nationally recognized short-term securities ratings organization ("NRSRO") or if unrated, determined to be of comparable quality to such rated securities by ETAM. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investments to the high credit quality instruments in which the Fund invests.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities, which are securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other types of receivables or other assets up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. The Fund's investments in asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the security's maturity date and thus shortening the life of these securities. Conversely, in the event of rising interest rates, the Fund's investments in asset-backed securities may be subject to the risk that the duration of these asset-backed securities may be extended and, therefore, become more susceptible to interest rate changes, additional volatility or reduced returns.

BANK OBLIGATIONS. The Fund may (but is not required to) invest more than 25% of its total assets in bank obligations. As a result, the Fund may be subject to adverse developments in the banking industry that may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry.


COMMERCIAL PAPER. The Fund may invest in high-quality commercial paper, which consists of short-term promissory notes issued by corporations to finance short-term credit needs and may also include investments in asset-backed commercial paper subject to the restrictions in Rule 2a-7. Asset-backed commercial paper is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Investments in commercial paper may be subject to income risk, which is the possibility that the Fund's dividends (or income) will decline because of falling interest rates, which may fluctuate significantly over short periods of time.

FLOATING- OR VARIABLE-RATE SECURITIES. The Fund may invest in floating- or variable-rate securities that may also include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice. The Fund will not invest more than 10% of the value of its total net assets in floating-rate or variable-rate demand obligations whose demand feature is not exercisable within seven days. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for the automatic adjustment of the interest rate whenever some specified interest rate index changes. The Fund may invest only in floating-rate securities that bear interest at a rate that resets quarterly or more frequently based on changes in standard money market rate indexes or on rates negotiated on an individual basis. Floating-rate and variable-rate securities may be subject to the risk that the current interest rates on the securities do not accurately reflect existing market rates and, therefore, upon an interest rate reset, the securities may decline in value.

ILLIQUID SECURITIES. The Fund may invest up to 10% of its assets in illiquid securities. Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

MUNICIPAL BONDS. The Fund may also invest in "high-quality" (as that term is defined in Rule 2a-7 under the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months or demand features that shorten the effective maturity date. Municipal Securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Economic, business or political developments may adversely affect the ability of a municipal issuer to repay principal to to make interest payments, which could result in fluctuations in the Fund's returns.

SECURITIES LENDING. For purposes of realizing additional income, the Fund also may lend securities to broker-dealers and other financial institutions approved by the Fund's Board of Trustees ("Board"). Any loans of portfolio securities made by the Fund will be continuously secured by collateral at least equal to the value of the security loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by ETAM to be of good standing and will not be made unless, ETAM determines the consideration to be earned from such loans justifies the risk.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund's investments are expected to present minimal risks because of the relatively short maturities and the high credit quality (financial strength) of the issuers. The Fund must comply with certain investment criteria designed to provide liquidity and reduce risk to permit the Premier Class to maintain a stable net asset value ("NAV") of $1.00 per share; however, there is no assurance that this will be achieved. There are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

CREDIT QUALITY. If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance and the Fund could lose money. Although the risk of default of a security generally is considered unlikely, any downgrading of a security's credit quality or a default could cause the Fund's share price or yield to fall.

INTEREST RATES. As with most money market funds, the most important factor is short-term market interest rates. The Fund's yield tends to reflect current interest rates and will change over time. When interest rates fall (or rise), the price of a debt or money market security can rise (or fall) and as a result, the Fund's yield (and total return) generally falls (or rises). In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations. Short-term securities tend to react to changes in short-term interest rates. During periods when interest rates are low, the Fund's yield (and total return) will also be low.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. A decline in the credit quality of the issuer, the provider of credit support for an issuer, or the provider of a maturity-shortening feature for a security can cause the price of a money market security to decrease.

MATURITY DECISIONS. ETAM's maturity decisions also will affect the Fund's yield which tends to reflect current interest rates. To the extent ETAM anticipates interest rate trends imprecisely, the Fund's yield at times could lag those of other money market funds. The Fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


FUND MANAGEMENT


INVESTMENT ADVISER. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly-owned subsidiary of E*TRADE Financial and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of December 31, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, managed over $13 billion in assets.


Subject to the supervision of the Board, ETAM provides the Fund with ongoing and day-to-day management, including security selection, investment guidance and policy direction pursuant to the Investment Advisory Agreement. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.12% of the Fund's average daily net assets.


ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.15% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund attributable to the Premier Class.

EXPENSE LIMITATION AGREEMENT. In the interest of limiting expenses of the Premier Class, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"), on behalf of the Premier Class, through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Premier Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets attributable to the Premier Class.

The Premier Class may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Premier Class has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Premier Class to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless (i) the total annual expense ratio of the Premier Class is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Fund's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Premier Class in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Premier Class has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Premier Class.


HISTORY OF THE FUND


Prior to August __, 2002, the Fund was named the "E*TRADE Premier Money Market Fund." Prior to June 3, 2002, the Fund was a feeder fund in a master-feeder structure. This means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Money Market Master Portfolio, a series of Master Investment Portfolio. The Money Market Master Portfolio, in turn, invested directly in fixed income securities. The performance information and financial highlights in this Prospectus reflect the Fund's performance under that master-feeder structure.



PRICING OF FUND SHARES


You may buy or sell shares of the Premier Class at the net asset value ("NAV") (i.e., the value of the assets of the Premier Class less its liabilities divided by the total number of its outstanding shares) next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its costs and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Fund's Board believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable NAV per share of $1.00 for the shares of the Premier Class, even if there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

The NAV for shares of the Premier Class is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.


HOW TO BUY, SELL AND EXCHANGE SHARES


The Premier Class of the Money Market Fund is designed specifically for on-line investors. In order to become a shareholder of the Premier Class, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Premier Class electronically. If you wish to rescind this consent, the Fund will redeem your position in the Premier Class, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements.

Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.

STEP 1: HOW TO OPEN AN E*TRADE SECURITIES ACCOUNT

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

ON-LINE. You can access E*TRADE Securities' online application through multiple electronic gateways, including the Internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com, available 24 hours a day.

BY MAIL. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail, mail to E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

TELEPHONE. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: FUNDING YOUR ACCOUNT

BY CHECK OR MONEY ORDER. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail, mail to E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

IN PERSON. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

WIRE.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can wire funds immediately.

STEP 3: EXECUTE AN ORDER TO BUY/SELL/EXCHANGE SHARES

MINIMUM INITIAL INVESTMENT REQUIREMENTS:


For your Initial Investment in the Premier Class                      $25,000

Continuing Minimum Investment*                                       $ 20,000

To invest in the Premier Class for your IRA, Roth IRA,                $15,000
one-person SEP-IRA, or Education IRA account

To invest in the Premier Class for your SIMPLE, SEP-IRA,              $15,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Premier Class through a 401(k) Plan                 $ 15,000

PURCHASE ADDITIONAL SHARES:

To buy additional shares of the Premier Class                          $1,000


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the minimum balance requirements of the Premier Class. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $20,000.



AUTOMATIC INVESTMENT PLAN. In order to set up your account for automatic investment, you must complete the Automatic Investment--Mutual Funds Authorization Form available through our Website (www.mutualfunds.etrade.com). Simply select "set up automatic investing" to access the Form. Complete and sign this Form and return it to us with (if applicable) a copy of a voided check from the account you wish to fund your purchase. Mail the form to:
E*TRADE Securities Incorporated, ATTN Mutual Fund Operations, PO Box 989030, West Sacramento, CA 95798-9904.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; which means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you generally only can buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

ON-LINE. You can access E*TRADE Securities' secure trading pages at WWW.ETRADE.COM via the Internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically; (2) provide an e-mail address; and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing from our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption request or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

SIGNATURE GUARANTEE. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.     When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4.     If you add or change your name or add or remove an owner on your account.
5.     If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which: (i) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission ("SEC"), or the NYSE is closed for other than weekends and holidays;
(ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


EXCHANGE. You may exchange your shares of the Premier Class only for shares of the following series of the Trust: E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Financial Sector Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, and E*TRADE Technology Index. However, you may not exchange your shares of the Premier Class for shares of the Sweep Class of this Fund or any other series of the Trust.


An exchange is two transactions: (i) a sale (or redemption) of shares of one fund; and (ii) the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee of another E*TRADE fund will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.


CLOSING YOUR ACCOUNT. If you close your E*TRADE Securities account, you will be required to redeem your Premier Class shares in your Fund account.


CERTAIN INSTITUTIONAL INVESTORS. Certain institutional accounts, such as accounts of other E*TRADE funds, that are held directly with the Fund are not subject to minimum investment requirements.


DISTRIBUTION ARRANGEMENTS. The Fund offers two classes of shares: Premier Class and Sweep Class (offered in a separate Prospectus). Both classes of shares are offered and redeemed at their NAV without any sales load and are subject to a shareholder servicing fee. The Sweep Class also is subject to a distribution fee imposed under the Distribution Plan.


DIVIDENDS AND OTHER DISTRIBUTIONS


The Premier Class intends to declare dividends daily and pay dividends from net investment income monthly. Neither Class of shares expects to distribute any capital gains. The Premier Class may make additional distributions if necessary.

Unless you choose otherwise, all your dividends will be automatically reinvested in additional shares of the Premier Class. Shares of the Premier Class are purchased at the NAV determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment. The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.


The Premier Class generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders may be taxed on all distributions they receive from the Premier Class, depending on your tax status.

The Premier Class will distribute all or substantially all of its income to its shareholders every year. If the Premier Class declares a dividend in December but pays it in January, you may be taxed on the dividend if you received it in the previous year.

You generally will be taxed on dividends you receive from the Premier Class, regardless of whether they are paid to you in cash or are reinvested in additional shares of the Premier Class.


If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Premier Class since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Premier Class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

-------------------------------------------------------------------------------


   E*TRADE MONEY MARKET FUND--PREMIER CLASS
   FINANCIAL HIGHLIGHTS


-------------------------------------------------------------------------------

                                                                                     Period from
                                                                                    April 7, 2000
                                                                                    (commencement
                                                            Year Ended          of operations) through
   FOR A SHARE OUTSTANDING FOR THE PERIOD                  December 31,             December 31,
                                                               2001(7)                  2000(7)
                                                           --------------          ----------------
   NET ASSET VALUE, BEGINNING OF PERIOD                      $      1.00              $       1.00
                                                           --------------          ----------------
   INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                                       0.04                      0.05
        Net realized and unrealized gain on investments             0.00(6)                      -
                                                           --------------          ----------------
        TOTAL INCOME FROM INVESTMENT OPERATIONS                     0.04                      0.05
                                                           --------------          ----------------

   DISTRIBUTIONS TO SHAREHOLDERS:

        Distributions from net investment income                   (0.04)                    (0.05)

                                                           --------------          ----------------


   NET ASSET VALUE, END OF PERIOD                            $      1.00              $       1.00
                                                           ==============          ================

   TOTAL RETURN                                                     3.91%                     4.64%(3)
   RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (000s omitted)             $   148,008             $     167,891
                                                                 148,008
        Ratio of expenses to average net assets      1              0.43%                     0.42%(4)(5)
        Ratio of net investment income to average
          net assets                                 2              4.00%                     6.19%(4)

   =============================================================================

    (1) Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2001 was 0.47%.
    (2) Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2001 was 3.96%.
    (3) For the period April 7, 2000 (commencement of operations) through December 31, 2000 and not indicative of a full year's operating results.
    (4) Annualized.
    (5) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period April 7, 2000 (commencement of operations) through May 9, 2000. action had been taken, total annualized operating expenses as a percentage of average assets would have remained unchanged at 0.42% for the period from April 7, 2000 of operations) through December 31, 2000.
    (6) Rounds to less than $0.01.
    (7) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Money Market Master Portfolio.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated [ ], 2002 (as amended from time to time) ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual report (dated December 31, 2001) and semi-annual report (dated June 30, 2002) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.


Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE SECURITIES, INC.
4500 BOHANNON DRIVE
MENLO PARK, CA  94025
TELEPHONE: (650) 331-6000
TOLL-FREE: (800) 786-2575
HTTP://WWW.ETRADE.COM




INVESTMENT COMPANY ACT FILE NO.: 811-09093

                                  E*TRADE FUNDS
                            E*TRADE MONEY MARKET FUND

                                   SWEEP CLASS
                           PROSPECTUS DATED [ ], 2002

This Prospectus concisely sets forth information about the E*TRADE Money Market Fund ("Money Market Fund" or "Fund") that an investor needs to know before investing. This Prospectus only offers shares of the Sweep Class of the Money Market Fund ("Sweep Class"). Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds ("Trust").

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

The Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments.

ELIGIBLE INVESTORS.

The Sweep Class of the Money Market Fund is currently designed as a sweep investment for customers of E*TRADE Securities, Inc. (E*TRADE Securities"). In order to be a shareholder of the Sweep Class, you need to have a brokerage account with E*TRADE Securities and have elected the Sweep Class of the Money Market Fund as your sweep option.

ABOUT E*TRADE.

E*TRADE Group, Inc. ("E*TRADE Financial") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM"). E*TRADE Financial, through its group companies, is a leader in providing secure online investing services. E*TRADE Financial's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE Financial offers electronic access to your account virtually anywhere, at any time.

AN INVESTMENT IN THE FUND IS:

o NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION;

o NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, E*TRADE BANK AND ITS AFFILIATES; AND

o SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF PRINCIPAL.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus. The Fund is subject to rules that are designed to help it to maintain a stable share price. Therefore, everything the Fund buys must comply with the requirements for money market investments under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act). The investment objective of the Fund is non-fundamental and, although there is no current intention to do so, may be changed without shareholder approval.

There is no assurance that the Fund will achieve its investment objective. to An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of shares of the Sweep Class at $1.00 per share, it is possible to lose money by investing in the Fund.

The following chart provides a brief summary of the principal investment strategies and principal investment risks for the Fund. More information is provided in the section entitled "Investment Objective, Principal Investment Strategies and Principal Risks."

PRINCIPAL INVESTMENT STRATEGIES                     PRINCIPAL INVESTMENT RISKS
The Money Market Fund invests primarily                 Interest rate risk
in high-quality, short-term investments.                    Credit risk
These securities include obligations of
the U.S. Government, its agencies and
instrumentalities (including
government-sponsored enterprises),
certificates of deposit and U.S.
Treasury bills, high-quality debt
obligations (such as corporate debt),
obligations of U.S. banks, asset-backed
securities, commercial paper (including
asset-backed commercial paper), certain
floating and variable-rate securities,
municipal obligations, and repurchase
agreements. The Money Market Fund will
invest solely in securities denominated
U.S. dollars.


PERFORMANCE

The bar chart and table that follow provide some indication of the risks of investing in the Money Market Fund. Because the Sweep Class is a new class of the Fund, the performance shown in the bar chart and table below is for the Premier Class of the Fund, which is not offered in this Prospectus. The shares of each class are invested in the same portfolio of securities, however, annual returns will be lower for the Sweep Class because it has higher total expenses. The performance of the Premier Class shown in the bar chart and table below was achieved under the Fund's prior structure as a feeder fund that was part of a master-feeder structure. The Premier Class benefited from its unitary administrative fee structure from its inception until September 9, 2001 and from ETAM's agreement to enter into an Expense Limitation Agreement to limit the expenses of the Premier Class effective September 10, 2001. The Fund's past performance is not necessarily indicative of how the Fund will perform in the future.

                        CALENDAR YEAR ANNUAL TOTAL RETURN

                        MONEY MARKET FUND - PREMIER CLASS


                                      2001
                                      -----
                                      3.91%


Best quarter (% and time period)              Worst quarter (% and time period)
 1.38%       (1st Quarter 2001)                 0.54%       (4th Quarter 2001)




The 7 day yield of the Premier Class of the Fund for the period ended
December 31, 2001 was 1.77%.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2001)
-------------------------------------------------------------------------------
                                             ONE YEAR          SINCE INCEPTION
                                                               (4/7/00)

E*TRADE Money Market Fund - Premier Class    3.91%             4.94%
-------------------------------------------------------------- -----------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Sweep Class.

SHAREHOLDER FEES
----------------

(fees paid directly from your investment)

   Sales Charge Imposed on Purchases and Reinvested Distributions         None

   Deferred Sales Charge                                                  None

   Redemption Fee                                                         None

ANNUAL FUND OPERATING EXPENSES (after waiver or reimbursement)*
(expenses deducted from Fund assets)

   Management Fees                                                        0.12%

   Distribution (12b-1) Fees**                                            0.60%

   Other Expenses                                                         0.47%

   Fee Waiver and/or Expense Reimbursement***                            (0.09)%

   Net Expenses****                                                       1.10%


*Based on amounts estimated for the fiscal year ending December 31, 2002.

** The Distribution (12b-1) Fees reflect a contractual agreement in the Distribution Agreement between the Fund, on behalf of the Sweep Class, and E*TRADE Securities, under which E*TRADE Securities has agreed to waive a portion of its distribution fees under the Distribution Plan of the Sweep Class equal on an annual basis to 0.15% of the Fund's average daily net assets attributable to the Sweep Class. The Distribution Agreement is for an initial term of one year from the date of inception of the Sweep Class, but may be continued from year to year thereafter.

***The Fee Waiver and/or Expense Reimbursement also reflects contractual arrangements between ETAM and the Fund on behalf of the Sweep Class to waive or limit its fees or to assume other expenses attributable to the Sweep Class on an annualized basis through at least 1 year from the date of inception of the Sweep Class. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM attributable to the Sweep Class pursuant to the Expense Limitation Agreement provided that, among other things, the Sweep Class has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Sweep Class to exceed 1.10%.

****ETAM also has voluntarily agreed to limit the Total Annual Operating Expenses of the Sweep Class so that the Net Expenses of the Sweep Class will not exceed an annual rate of 1.05%. ETAM may terminate this voluntary expense limitation agreement at any time.

The Fund does not charge you any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Sweep Class of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sweep Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Sweep Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR*       3 YEARS*        5 YEARS*        10 YEARS*
  Money Market Fund - Sweep Class         $112          $400            $710           $1,588

* The cost under the 1 year estimate reflects a contractual agreement between the Fund, on behalf of the Sweep Class, and E*TRADE Securities, under which E*TRADE Securities has agreed to waive a portion of its 12b-1 fees under the Distribution Plan of the Sweep Class through at least 1 year from the date of inception of the Sweep Class, and an expense limitation agreement between ETAM and the Fund, on behalf of the Sweep Class, to limit "Other Expenses" attributable to the Sweep Class in the fee table on an annualized basis through at least 1 year from the date of inception of the Sweep Class. The costs under the 3 year, 5 year and 10 year estimates, however, do not reflect either agreement. As long as both agreements are in effect, your costs are expected to be lower than the amounts shown above under the 3 year, 5 year and 10 year estimates.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

The Fund's main investment objectives, principal investment strategies and principal risks are described on the cover and in the table under the Risk/Return Summary. Additional information about the principal strategies and related risks is described below:

The Fund emphasizes safety of principal and high credit quality. The Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose remaining maturity is longer than 397 days (13 months). Any security that the Fund purchases must present minimal credit risks and be of "high-quality," meaning that it must be rated in the top two rating categories by the requisite nationally recognized short-term securities ratings organization ("NRSRO") or if unrated, determined to be of comparable quality to such rated securities by ETAM. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investments to the high credit quality instruments in which the Fund invests.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which are securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other types of receivables or other assets up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. The Fund's investments in asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the security's maturity date and thus shortening the life of these securities.

Conversely, in the event of rising interest rates, the Fund's investments in asset-backed securities may be subject to the risk that the duration of these asset-backed securities may be extended and, therefore, become more susceptible to interest rate changes, additional volatility or reduced returns.

BANK OBLIGATIONS. The Fund may (but is not required to) invest more than 25% of its total assets in bank obligations. As a result, the Fund may be subject to adverse developments in the banking industry that may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry.

COMMERCIAL PAPER. The Fund may invest in high-quality commercial paper, which consists of short-term promissory notes issued by corporations to finance short-term credit needs and may also include investments in asset-backed commercial paper subject to the restrictions in Rule 2a-7. Asset-backed commercial paper is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Investments in commercial paper may be subject to income risk, which is the possibility that the Fund's dividends (or income) will decline because of falling interest rates, which may fluctuate significantly over short periods of time.

FLOATING- OR VARIABLE-RATE SECURITIES. The Fund may invest in floating- or variable-rate securities that may also include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice. The Fund will not invest more than 10% of the value of its total net assets in floating-rate or variable-rate demand obligations whose demand feature is not exercisable within seven days. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities provide for the automatic adjustment of the interest rate whenever some specified interest rate index changes. The Fund may invest only in floating-rate securities that bear interest at a rate that resets quarterly or more frequently based on changes in standard money market rate indexes or on rates negotiated on an individual basis. Floating-rate and variable-rate securities may be subject to the risk that the current interest rates on the securities do not accurately reflect existing market rates and, therefore, upon an interest rate reset, the securities may decline in value.

ILLIQUID SECURITIES. The Fund may invest up to 10% of its assets in illiquid securities. Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

MUNICIPAL BONDS. The Fund may also invest in "high-quality" (as that term is defined in Rule 2a-7 under the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months or demand features that shorten the effective maturity date. Municipal Securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Economic, business or political developments may adversely affect the ability of a municipal issuer to repay principal to to make interest payments, which could result in fluctuations in the Fund's returns.

SECURITIES LENDING. For purposes of realizing additional income, the Fund also may lend securities to broker-dealers and other financial institutions approved by the Fund's Board of Trustees ("Board"). Any loans of portfolio securities made by the Fund will be continuously secured by collateral at least equal to the value of the security loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by ETAM to be of good standing and will not be made unless ETAM determines the consideration to be earned from such loans justifies the risk.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund's investments are expected to present minimal risks because of the relatively short maturities and the high credit quality (financial strength) of the issuers. The Fund must comply with certain investment criteria designed to provide liquidity and reduce risk to permit the Sweep Class to maintain a stable net asset value ("NAV") of $1.00 per share; however, there is no assurance that this will be achieved. There are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

CREDIT QUALITY. If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance and the Fund could lose money. Although the risk of default of a security generally is considered unlikely, any downgrading of a security's credit quality or a default could cause the Fund's share price or yield to fall.

INTEREST RATES. As with most money market funds, the most important factor is short-term market interest rates. The Fund's yield tends to reflect current interest rates and will change over time. When interest rates fall (or rise), the price of a debt or money market security can rise (or fall) and as a result, the Fund's yield (and total return) generally falls (or rises). In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations. Short-term securities tend to react to changes in short-term interest rates. During periods when interest rates are low, the Fund's yield (and total return) will also be low.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. A decline in the credit quality of the issuer, the provider of credit support for an issuer, or the provider of a maturity-shortening feature for a security can cause the price of a money market security to decrease.

MATURITY DECISIONS. ETAM's maturity decisions also will affect the Fund's yield which tends to reflect current interest rates. To the extent ETAM anticipates interest rate trends imprecisely, the Fund's yield at times could lag those of other money market funds. The Fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

FUND MANAGEMENT

INVESTMENT ADVISER. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly-owned subsidiary of E*TRADE Financial and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of December 31, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, managed over $13 billion in assets.

Subject to the supervision of the Board, ETAM provides the Fund with ongoing and day-to-day management, including security selection, investment guidance and policy direction pursuant to the Investment Advisory Agreement. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.12% of the Fund's average daily net assets.

ADMINISTRATOR. ETAM also serves as the Fund's administrator. In this capacity, ETAM is responsible for the business affairs and other administrative matters of the Fund. ETAM receives an administrative services fee equal to 0.15% of the average daily net assets of the Fund.

SHAREHOLDER SERVICES. ETAM and E*TRADE Securities, Inc., located at 4500 Bohannon Drive, Menlo Park, CA 94025, both provide a variety of services to shareholders in the Fund. For such services, ETAM receives a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund attributable to the Sweep Class. From that fee ETAM provides compensation to E*TRADE Securities for its shareholder servicing activities. The Fund has no obligation to compensate E*TRADE Securities for its shareholder servicing obligations.

DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT. The Fund, on behalf of the Sweep Class, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") and pursuant to the Plan, entered into a Distribution Agreement with E*TRADE Securities. E*TRADE Securities is a wholly-owned subsidiary of E*TRADE Financial serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of shares of the Sweep Class. Under the Plan, the Fund is permitted to pay to E*TRADE Securities an annual distribution fee of up to 0.75% of the average daily net assets of the Fund attributable to the Sweep Class as payment for expenses services rendered in connection with the distribution and marketing of the Sweep Class of the Fund. However, under the Distribution Agreement, payments to E*TRADE Securities for activities pursuant to the Plan are limited through at least one year from the date of inception of the Sweep Class to payments at an annual rate equal to 0.60% of the Fund's average daily net assets attributable to the Sweep Class of the Fund. Because these fees are paid out of the Fund's assets attributable to the Sweep Class on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

EXPENSE LIMITATION AGREEMENT. In the interest of limiting expenses of the Sweep Class, ETAM has entered into an expense limitation agreement with the Fund, on behalf of the Sweep Class ("Expense Limitation Agreement") through at least one year from the date of inception of the Sweep Class. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Sweep Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 1.10% of the Fund's daily net assets attributable to the Sweep Class.

The Sweep Class may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Sweep Class has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Sweep Class to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless (i) the total annual expense ratio of the Sweep Class is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Fund's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Sweep Class in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Sweep Class has previously paid to ETAM with respect to
(a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Sweep Class.

VOLUNTARY WAIVER. ETAM also has voluntarily agreed to limit the Total Annual Operating Expenses of the Sweep Class so that the Net Expenses of the Sweep Class will not exceed an annual rate of 1.05%. ETAM may terminate this voluntary expense limitation agreement at any time.

HISTORY OF THE FUND

Prior to August __, 2002, the Fund was named the "E*TRADE Premier Money Market Fund." Prior to June 3, 2002, the Fund was a feeder fund in a master-feeder structure. This means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Money Market Master Portfolio, a series of Master Investment Portfolio. The Money Market Master Portfolio, in turn, invested directly in fixed income securities. The performance information and financial highlights in this Prospectus reflect the Fund's performance under that master-feeder structure.

PRICING OF FUND SHARES

You may buy or sell shares of the Sweep Class at the net asset value ("NAV") (i.e., the value of the assets of the shares of the Sweep Class less its liabilities divided by the total number of its outstanding shares) next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its costs and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Fund's Board believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable NAV per share of $1.00 for shares of the Sweep Class, even if there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

The NAV for the shares of the Sweep Class is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

HOW TO CONTACT E*TRADE SECURITIES TO BUY, SELL AND EXCHANGE SHARES

In order to become a shareholder of the Sweep Class of the Fund, you will need to have an E*TRADE Securities brokerage account and elect the Sweep Class of the Money Market Fund as your sweep option. Uninvested cash balances from your brokerage account will be invested in the Sweep Class in accordance with your E*TRADE Securities brokerage account agreement. Shares of the Sweep Class may not be available for all investors or types of accounts.

HOW TO OPEN AN E*TRADE SECURITIES ACCOUNT

To open an E*TRADE Securities account, you must complete the application available at E*TRADE Financial Centers, E*TRADE Financial Zones, through our Website (www.etrade.com) or by calling 1-800-etrade1. For a complete list of E*TRADE Financial Zones or Centers please call us or visit our Website E*TRADE Financial's customer service is available 24 hours, seven days a week. You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

You may change your sweep option by contacting E*TRADE Securities. However, you may not exchange your shares of the Sweep Class for shares of the Premier Class of this Fund or any other series of the Trust. You also may not exchange your shares of the Sweep Class for shares of any of the following series of the
Trust: E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Financial Sector Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, and E*TRADE Technology Index Fund.

If you close your E*TRADE Securities account, you will be required to redeem your Sweep Class shares in your Fund account. Please contact E*TRADE Securities through our Website (www.etrade.com) or call 1-800-etrade1 if you have any questions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared). The right of redemption may be suspended during any period in which:
(i) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the Securities and Exchange Commission ("SEC"), or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

The Fund offers two classes of shares: Sweep Class and Premier Class (offered in a separate Prospectus). Both classes of shares are offered and redeemed at their NAV without any sales load and are subject to a shareholder servicing fee. The Sweep Class also is subject to a distribution (12b-1) fee imposed under the Distribution Plan.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Sweep Class intends to declare dividends daily and pay dividends from net investment income monthly. The Sweep Class does not expect to distribute any capital gains. The Sweep Class may make additional distributions if necessary.

Unless you choose otherwise, all your dividends will be automatically reinvested in additional shares of the Sweep Class. Shares of the Sweep Class are purchased at the NAV determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment. The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Sweep Class generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders may be taxed on all distributions they receive from the Sweep Class, depending on your tax status.

The Sweep Class will distribute all or substantially all of its income to its shareholders every year. If the Sweep Class declares a dividend in December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You generally will be taxed on dividends you receive from the Sweep Class, regardless of whether they are paid to you in cash or are reinvested in additional shares of the Sweep Class.


If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The table is intended to help you understand the Fund's financial performance since the inception of the Premier Class of the Fund. Certain information reflects financial results for a single Fund share. The financial highlights that appear below are for the Premier Class of the Fund, which are not offered in the Prospectus. The Premier Class is not subject to any 12b-1 distribution fees. The Premier Class also is subject to a 0.20% shareholder servicing fee. Performance of the Sweep Class would have been substantially similar to that of the Premier Class because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Sweep Class would have been lower than that of the Premier Class because of the higher fees and expenses of the Sweep Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Premier Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements of the Premier Class, are included in the Fund's Annual Report, which is available upon request.
--------------------------------------------------------------------------------
E*TRADE MONEY MARKET FUND - PREMIER CLASS FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                  Period from
                                                                                 April 7, 2000
                                                                                 (commencement
                                                            Year Ended       of operations) through
   FOR A SHARE OUTSTANDING FOR THE PERIOD                  December 31,           December 31,
                                                               2001(7)               2000(7)
                                                           --------------       ----------------
   NET ASSET VALUE, BEGINNING OF PERIOD                      $      1.00           $       1.00
                                                           --------------       ----------------
   INCOME FROM INVESTMENT OPERATIONS:
        Net investment income
                                                                    0.04                   0.05
        Net realized and unrealized gain on investments             0.00(6)                  --
                                                           --------------       ----------------
        TOTAL INCOME FROM INVESTMENT OPERATIONS                     0.04                   0.05
                                                           --------------       ----------------
   DISTRIBUTIONS TO SHAREHOLDERS:
        Distributions from net investment income                   (0.04)                 (0.05)
                                                           --------------       ----------------
   NET ASSET VALUE, END OF PERIOD                            $      1.00           $       1.00
                                                           ==============       ================

   TOTAL RETURN                                                     3.91%                  4.64%(3)
   RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (000s omitted)             $   148,008          $     167,891
        Ratio of expenses to average net assets      (1)            0.43%                  0.42%(4)(5)
        Ratio of net investment income to average
          net assets                                 (2)            4.00%                  6.19%(4)

   ---------------------------------------------------------------------------------------------

    1 Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2001 was 0.47%.

    2 Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2001 was 3.96%.

    3 For the period April 7, 2000 (commencement of operations) through December 31, 2000 and not indicative of a full year's operating results.

    4    Annualized.

    5 The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period April 7, 2000 (commencement of operations) through May 9, 2000. Even if such action had been taken, total annualized operating expenses as a percentage of average assets would have remained unchanged at 0.42% for the period from April 7, 2000 of operations) through December 31, 2000.

    6    Rounds to less than $0.01.

    7 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Money Market Master Portfolio.

 [Outside back cover page.]


The Statement of Additional Information for the Fund, dated [ ], 2002 (as amended from time to time) ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual report (dated December 31, 2001) and semi-annual report (dated June 30, 2002) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE SECURITIES, INC.
4500 BOHANNON DRIVE
MENLO PARK, CA  94025
TELEPHONE: (650) 331-6000
TOLL-FREE: (800) 786-2575
HTTP://WWW.ETRADE.COM


INVESTMENT COMPANY ACT FILE NO.: 811-09093

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND

                                  PREMIER CLASS

                       STATEMENT OF ADDITIONAL INFORMATION

                                    DATED [ ]



This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated [ ], (as amended from time to time), for the shares of the Premier Class ("Premier Class") of the E*TRADE Money Market Fund ("Money Market Fund" or "Fund"), a series of E*TRADE Funds ("Trust"). Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and the Fund's most recent annual report to shareholders (dated December 31, 2001 and incorporated herein by reference), please access our Website online (WWW.ETRADEFUNDS.ETRADE.COM) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. ("E*TRADE Securities") who consent to receive all information about the Fund electronically may invest in the Premier Class.

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----


HISTORY OF E*TRADE FUNDS............................................3

INVESTMENT STRATEGIES AND RISKS.....................................3

FUND POLICIES......................................................13

TRUSTEES AND OFFICERS..............................................15

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................15

INVESTMENT ADVISORY AND OTHER SERVICES.............................20

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION.....................25

ORGANIZATION, DIVIDEND AND VOTING RIGHTS...........................27

SHAREHOLDER INFORMATION............................................28

TAXATION...........................................................29

PERFORMANCE INFORMATION............................................32

APPENDIX...........................................................37

HISTORY OF E*TRADE MONEY MARKET FUND

The Fund is a diversified open-end series of E*TRADE Funds ("Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

The Fund's investment adviser is E*TRADE Asset Management, Inc. ("ETAM").

Prior to [ ], 2002, the name of the Fund was E*TRADE Premier Money Market Fund. Prior to June 3, 2002, the Fund was a feeder fund in a master-feeder structure, which means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Money Market Master Portfolio, a separate series of the Master Investment Portfolio, which, in turn, invested directly in short-term, high-quality debt securities.


INVESTMENT STRATEGIES AND RISKS


The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments. The investment objective of the Fund is non-fundamental and, although there is no current intention to do so, may be changed without shareholder approval.


The following supplements the discussion in the Fund's Prospectus regarding the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without approval of the shareholders of the Fund, unless otherwise noted.

ASSET BACKED SECURITIES AND PASS-THROUGH OBLIGATIONS. The Fund may purchase asset-backed securities, including pass-through obligations, which are securities backed by company receivables, home equity loans, truck and auto loans, leases, credit-card receivables and other types of receivables or other assets up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. These securities may also consist of asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. Pass-through obligations represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool also flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate.

The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened by unscheduled prepayments of principal on the underlying assets. Therefore, it is not possible to predict accurately the average maturity of a particular asset-backed security. Variations in the maturities of asset-backed securities may affect the yield of the Fund to the extent it invests in such securities. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of asset-backed securities.


BANK OBLIGATIONS. The Fund may (but is not required) invest more than 25% of its total assets in bank obligations including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. As a result, the Fund may be subject to adverse developments in the banking industry that may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry.


Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed-rate, floating- rate or variable-rate notes and bonds.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Fund may invest in high-quality commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). Asset-backed commercial paper is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The Fund may invest in asset-backed commercial paper subject to the restrictions in Rule 2a-7. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. ETAM monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 397 days remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's Investors Service, Inc. ("Moody's"), "AA" by Standard & Poor's Corporation ("S&P"), an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") selected by ETAM, or if unrated, determined to be of comparable quality by ETAM. Subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. ETAM will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P or other NRSROs may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies described in the Fund's Prospectus and in this SAI. The ratings of Moody's, S&P and other NRSROs are more fully described in the attached Appendix.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable- or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice. The Fund may purchase such floating-rate and variable-rate notes and bonds, which ordinarily have stated maturities in excess of 13 months, but permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months. The Fund will not invest more than 10% of the value of its total net assets in floating-rate or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals on a quarterly basis or more frequently. The adjustments, or resets, are based on changes in standard money market rate indexes or on rates negotiated on an individual basis. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, if these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if ETAM determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. ETAM considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

Variable rate demand notes also include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts that may change daily without penalty pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these master demand notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

FOREIGN OBLIGATIONS. The Fund may invest in certain foreign obligations that include U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by ETAM to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with the Fund's investment objectives, the Fund also may invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund and its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

FUNDING AGREEMENTS. Although the Fund has no current intention to do so, the Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements, that meet the requirements of Rule 2a-7, only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund generally will be treated as illiquid. If a funding agreement is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Fund's Board. Valuation of illiquid securities involves a greater degree of judgment in determining the value of the Fund's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT COMPANY SECURITIES. Although the Fund has no current intention to do so, the Fund may invest in securities issued by other open-end management investment companies that principally invest in securities of the type in which the Fund invests as permitted under the 1940 Act. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

LETTERS OF CREDIT. Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must be of investment quality comparable to other permitted investments of the Fund.

LOAN PARTICIPATION AGREEMENTS. Although the Fund has no current intention to do so, the Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest. Any loan participation purchased by the Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks which are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund generally will be treated as illiquid. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board. Valuation of illiquid securities involves a greater degree of judgment in determining the value of the Fund's assets than if the value were based on available market quotations.

MUNICIPAL OBLIGATIONS. The Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax receipts, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.


The Fund will normally invest only in Municipal Securities that at the time of purchase: (a) are rated within the highest ratings of municipal securities assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa) or assigned by Standard & Poor's Corporation ("S&P") (AAA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer-term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S & P; or (f) are judged by ETAM to be of comparable quality at the time of purchase. In addition, the Fund limits their investment to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. The municipal securities market is narrower and less liquid, with fewer investors than the taxable market.

To the extent the ratings given by Moody's or S&P or other NRSROs may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies described in the Fund's Prospectus and in this SAI. The ratings of Moody's, S&P and other NRSROs are more fully described in the attached Appendix.

The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund is in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.


PARTICIPATION INTERESTS. The Fund may invest in participation interests of any type of security in which it may invest. A participation interest gives it an undivided interest in the underlying securities in the proportion that its participation interest bears to the total principal amount of the underlying securities.

PRIVATELY ISSUED SECURITIES. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended ("1933 Act"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by ETAM to be "illiquid" are subject to the Fund's policy of not investing more than 10% of its net assets in illiquid securities. ETAM, under guidelines approved by the Board will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).


REPURCHASE AGREEMENTS. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Investors Bank & Trust Company ("IBT"), as the Fund's custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by a fund. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. ETAM monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited.


While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of ETAM to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. ETAM considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements.


REVERSE REPURCHASE AGREEMENTS. The Fund may also engage in reverse repurchase agreements, which are repurchase agreements in which the Fund, as the seller of securities, agrees to repurchase them at an agreed upon time and price. Reverse repurchase agreements will only be used by the Fund to raise cash on a temporary basis to meet redemptions when it would like to retain the securities in its portfolio and it expects to be able to repurchase them in a short time with funds from maturing investments and from net sales of Fund shares. Use of reverse repurchase agreements, because of the lower transaction costs involved, is often preferable to a regular sale and later repurchase of the securities.


SECURITIES LENDING. The Fund may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, ETAM considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.


STANDBY COMMITMENTS. The Fund may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby

Commitment may be exercised before the maturity date of the related security if ETAM revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers, which are determined by ETAM to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the maturity of a security will not be considered shortened by any Standby Commitment to which such security is subject.


UNRATED AND DOWNGRADED INVESTMENTS. The Fund may purchase instruments that are not rated if, in the opinion of ETAM, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. The Fund must purchase these securities in accordance with the Fund's procedures pursuant to Rule 2a-7 under the 1940 Act.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, ETAM determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, ETAM finds that the sale of such security would not be in the Fund's shareholders' best interests.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of unrated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of unrated debt securities may be complex and the ability of the Fund to achieve its investment objective may, to the extent it holds unrated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively rated securities.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE-RATE LOAN PARTICIPATIONS. The Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments (see "Floating-Rate and Variable-Rate Obligations," above). Variable-rate loan participations are similar to Variable-Rate Obligations except they are made available through a commercial bank, which arranges the tax-exempt loan. Variable-rate obligations and Variable-rate loan participations typically are bought and sold among institutional investors. Variable-rate demand notes have a demand feature that entitles the purchaser to resell the securities at par value. The rate of return on Variable-rate demand notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable-rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of one year. The Fund determines the maturity of variable-rate instruments in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following are the Fund's fundamental investment restrictions, which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below:

1. The Fund may not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time, except that there shall be no limitation with respect to investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. Government, its agencies or instrumentalities), and provided further that, if the Fund's investment objective is to track the performance of a particular index, the Fund reserves the right to concentrate in any particular industry or group of closely related industries to approximately the same extent that securities of the companies within a particular industry or group of closely related industries comprise the respective index whose performance the Fund seeks to track.

2. The Fund shall be a "diversified company" as that term is defined in the 1940 Act.

3. The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4. The Fund may not issue senior securities, except as permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time.

5. The Fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time. For purposes of this limitation with respect to the Fund, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

6. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the purchase of permitted investments directly from the issuer thereof or an underwriter for the issuer and the later disposition of such portfolio securities may be deemed an underwriting.

7. The Fund may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

8. The Fund may not purchase physical commodities or contracts relating to physical commodities.

NON-FUNDAMENTAL OPERATING RESTRICTIONS


The following non-fundamental operating restrictions of the Fund may be changed by the Board without shareholder approval.


Unless otherwise indicated, the Fund (as indicated below):

1. may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund;

2. may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

3. may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year;

4. may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

5. may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

6. may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;


7. may not make investments for the purpose of exercising control or management;

8. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act; and

9.  may , but is not required to, concentrate in securities issued by banks.


The Fund may, not notwithstanding any other non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies as the Fund or investment objectives and policies consistent with those of the Fund.

FURTHER INFORMATION ON FUNDAMENTAL INVESTMENT RESTRICTIONS

Section 5(b)(1) of the 1940 Act defines a "diversified company" as one in which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

Section 18(f)(1) of the 1940 Act permits the Fund to borrow money only from (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund and provided further that if the Fund's asset coverage falls below 300%, the Fund will, within three business days thereafter or longer as the SEC may permit, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.


As a matter of operating policy, it is the Fund's understanding that the SEC Staff interprets the term "concentration" to mean that a fund will not invest 25% or more of its total assets in a particular industry. Foreign countries, U.S. territories, states, municipalities and their respective agencies are not considered to be industries.


TRUSTEES AND OFFICERS


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of twelve series, of which eleven are in operation.




--------------------------------------------------------------------------------------------------------------------------
                                                 NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS AGE
    AND POSITION HELD WITH        TERM OF OFFICE (1) AND        PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS(3)
            TRUST                  LENGTH OF TIME SERVED      DURING THE PAST FIVE YEARS                HELD
------------------------------- ---------------------------- ---------------------------- --------------------------------

------------------------------- ---------------------------- ---------------------------- --------------------------------

------------------------------- ---------------------------- ---------------------------- --------------------------------
Steven Grenadier                  Since February 1999          Mr. Grenadier is an                 None
4500 Bohannon Drive                                            Associate Professor of
Menlo Park, CA  94025                                          Finance at the Graduate
Age:  36                                                       School of Business at
Trustee                                                        Stanford University, where
                                                               he has been employed as a
                                                               professor since 1992.
------------------------------- ---------------------------- ---------------------------- --------------------------------

------------------------------- ---------------------------- ---------------------------- --------------------------------
Ashley T. Rabun                   Since February 1999        Ms. Rabun is the Founder         Professionally Managed
4500 Bohannon Drive                                          and Chief Executive              Portfolios
Menlo Park, CA  94025                                        Officer of InvestorReach
Age:  48                                                     (which is a consulting firm
Trustee                                                      specializing in marketing
                                                             and distribution strategies
                                                             for financial services
                                                             companies formed in
                                                             October 1996.
------------------------------- ---------------------------- ---------------------------- --------------------------------
George J. Rebhan                  Since December 1999        Mr. Rebhan retired in            Advisors Series Trust
4500 Bohannon Drive                                          December 1993, and prior
Menlo Park, CA  94025                                        to that he was President of
Age:  67                                                     Hotchkis and Wiley Funds
Trustee                                                      (investment company)
                                                             from 1985 to 1993.
--------------------------------------------------------------------------------------------------------------------------

                                                   INTERESTED TRUSTEES

------------------------------- ---------------------------- ---------------------------- --------------------------------

Shelly J. Meyers (2)            Since February 1999          Ms. Meyers is the Manager,      Meyers Investment Trust
4500 Bohannon Drive                                          Chief Executive Officer,        Meyers Capital
Menlo Park, CA 94025                                         and founder of Meyers           Management LLC
Age:  42                                                     Capital Management, a
Trustee                                                      registered investment
                                                             adviser formed in
                                                             January 1996. She
                                                             has also managed
                                                             the Meyers Pride
                                                             Value Fund since
                                                             June 1996.
------------------------------- ---------------------------- ---------------------------- --------------------------------
------------------------------- ---------------------------- ---------------------------- --------------------------------

--------------------------------------------------------------------------------------------------------------------------
Mitchell H. Caplan (2)          Since February 2002          Mr. Caplan is President &           None
4500 Bohannon Drive                                          Chief Operating Officer
Menlo Park, CA 94025                                         of E*TRADE Group, Inc.
Age:  45                                                     Prior to this position, Mr.
Trustee                                                      Caplan served as Chief
                                                             Financial Products Officer
                                                             and Managing Director of
                                                             North America for
                                                             E*TRADE Group, Inc.
                                                             from 2001 - 2002.  Mr.
                                                             Caplan previously served
                                                             as Chief Banking Officer
                                                             of E*TRADE Group, Inc.
                                                             from 2000-2001.  He also
                                                             is Chairman of the Board
                                                             and Chief Executive
                                                             Officer of E*TRADE
                                                             Financial Corporation and
                                                             E*TRADE Bank and a
                                                             Director of E*TRADE
                                                             Global Asset Management,
                                                             Inc.  He previously
                                                             served as Vice Chairman
                                                             of the Board of Directors,
                                                             President and Chief Executive
                                                             Officer of Telebanc Financial
                                                             Corporation and Telebank
                                                             (renamed E*TRADE Bank)
                                                             from 1993-2000.
------------------------------- ---------------------------- ---------------------------- --------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
--------------------------------------------------------------------------------------------------------------------------
------------------------------- ---------------------------- ---------------------------- --------------------------------
Liat Rorer                      Since May 2001               Ms. Rorer is Vice                        N/A
Age: 41                                                      President of Operations
President                                                    and a director of E*TRADE
                                                             Asset Management, Inc.
                                                             She is also a Key Business
                                                             Leader of E*TRADE
                                                             Securities, Inc. which she
                                                             joined in 2000.  Prior to
                                                             that Ms. Rorer worked as a
                                                             senior consultant for the
                                                             Spectrem Group, (financial
                                                             services consulting firm)
                                                             beginning in 1998.  From
                                                             1996 to 1998, she was a
                                                             Vice President for Charles
                                                             Schwab's Retirement Plan
                                                             Services.
------------------------------- ---------------------------- ---------------------------- --------------------------------
Elizabeth Gottfried               Since November 2000        Ms. Gottfried joined                       N/A
Age:  42                                                     E*TRADE in September
Vice President and                                           2000.  Prior to that, she
Treasurer                                                    worked at Wells Fargo
                                                             Bank from 1984 to 2000
                                                             and managed various areas
                                                             of Wells Fargo's mutual
                                                             fund group.
------------------------------- ---------------------------- ---------------------------- --------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
------------------------------- ---------------------------- ---------------------------- --------------------------------
Jay Gould                         Since August 2000            Mr. Gould is Secretary of                N/A
Age:  46                                                       E*TRADE Asset Management
Secretary                                                      and Chief Counsel of
                                                               E*TRADE Asset Management.
                                                               From February to December
                                                               1999, he served as a Vice
                                                               President at Transamerica
                                                               and prior to that he worked
                                                               at Bank of America (banking
                                                               and financial services)
                                                               from 1994.
------------------------------- ---------------------------- ---------------------------- --------------------------------
--------------------------------------------------------------------------------------------------------------------------


(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2) Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc.

(3) Directorships include public companies and any company registered as an investment company.

Each non-affiliated Trustee receives from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. Trustees are not entitled to receive any retirement benefits or deferred compensation from the Trust.

The following table sets forth the compensation received by the Trustees for their services to the Trust during the most recent calendar year ended December 31, 2001.

-------------------------------------     -------------------------------
                                             AGGREGATE COMPENSATION
         NAME OF PERSON, POSITION                  FROM THE TRUST
-------------------------------------     -------------------------------
Steven Grenadier, Trustee                           $38,000
-------------------------------------     -------------------------------
Shelly J. Meyers, Trustee                           $36,000
-------------------------------------     -------------------------------
Mitchell H. Caplan, Trustee                          None
-------------------------------------     -------------------------------
Ashley T. Rabun, Trustee                            $38,000
-------------------------------------     -------------------------------

-------------------------------------     -------------------------------
                                             AGGREGATE COMPENSATION
         NAME OF PERSON, POSITION                  FROM THE TRUST
-------------------------------------     -------------------------------
George J. Rebhan, Trustee                           $38,000
-------------------------------------     -------------------------------



No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.


COMMITTEES. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. During the fiscal year ended December 31, 2001, the Audit Committee held two meetings. The Nominating and Corporate Governance Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures. The Nominating Committee is not required to consider nominees recommended by Fund shareholders. During the fiscal year ended December 31, 2001, the Nominating and Corporate Governance Committee did not hold any meetings.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Mitchell Caplan. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. During the fiscal year ended December 31, 2001, the Pricing Committee held one meeting.


The chart below identifies a range of each Trustee's ownership of shares of the Fund and the range of aggregate holdings of shares in all twelve series of the Trust as of December 31, 2001. The ranges are identified as follows: A. none; B. $1 - $10,000; C. $10,001 - $50,000; D. $50,001 - $100,000; or E. over $100,000.

------------------------------------- ----------------------------------- -----------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                      DOLLAR RANGE OF EQUITY SECURITIES    SECURITIES IN ALL TWELVE SERIES
          NAME OF TRUSTEE                        IN THE FUND                         OF THE TRUST
------------------------------------- ----------------------------------- -----------------------------------
                                          NON-INTERESTED TRUSTEES
------------------------------------- ----------------------------------- -----------------------------------
Steven Grenadier                                      A                                   A
------------------------------------- ----------------------------------- -----------------------------------
Ashley T. Rabun                                       A                                   C
------------------------------------- ----------------------------------- -----------------------------------
George J. Rebhan                                      A                                   C
-------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES
------------------------------------- ----------------------------------- -----------------------------------
Shelly J. Meyers                                      A                                   A
------------------------------------- ----------------------------------- -----------------------------------
Mitchell H. Caplan                                    A                                   A
------------------------------------- ----------------------------------- -----------------------------------

As of December 31, 2001, the Non-Interested Trustees did not own any securities issued by ETAM, E*TRADE Securities or any company, controlling, controlled by or under common control with ETAM or E*TRADE Securities.


CODE OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Fund has adopted a code of ethics. The Fund's investment adviser and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of June 1, 2002, the following shareholder was known by the Trust to own 5% or more of the outstanding shares of Premier Class:

                                                        Percentage of
         Name and Address                            Outstanding Shares
         ----------------                            ------------------
         James Steele                                      11.230%
         P.O. Box 4190
         Manchester, NH  03108

As of June 1, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the equity securities of the Premier Class.


INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISER TO THE FUND. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly-owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. As of December 31, 2001, ETAM provided investment advisory services for over $325 million in assets. ETAM also provides investment management services for the E*TRADE Family of Funds. As of December 31, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, managed over $13 billion in assets and were responsible for the management of E*TRADE Bank's portfolio.



Subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of the Fund, ETAM provides the Fund with ongoing and day-to-day management, including security selection, investment guidance and policy direction. The Investment Advisory Agreement will continue in effect from year to year provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement may be terminated on 60 days' written notice by any such party and will terminate automatically if assigned.

Following the Board's consideration and evaluation of information provided by ETAM at separate Board meetings, the Board approved: (i) on August 21, 2001, the continuance of the Fund's Investment Advisory Agreement with ETAM; and (ii) on February 21, 2002 and April 24, 2002, the Fund's conversion from a feeder fund to a stand-alone fund that would be directly managed by ETAM. In approving the continuation of the Investment Advisory Agreement and the conversion of the Fund to a stand-alone fund to be directly managed by ETAM, the Board considered all factors that it deemed relevant, including:



o the investment advisory fees and other expenses that would be paid by the Fund as compared to those of similar funds managed by other investment advisers, including the hiring of additional personnel with relevant portfolio management experience;

o the significantly increased commitment of personnel and resources that will be provided by ETAM to support the investment advisory services provided to the Fund;

o the willingness of ETAM to contractually agree to limit total fund operating expenses for the Premier Class of the Fund to 0.45% of the average daily net assets of the Premier Class until at least April 30, 2003;

o the historical investment performance of the Fund, as well as performance information regarding other funds not advised or managed by ETAM but having similar investment focus and asset types;

o the quality and historical performance of ETAM's investment personnel in providing active management of money market portfolios;

o the nature and quality of the investment advisory services that have been provided by ETAM to the Fund, and the other series of the Trust, and that will be provided to the Fund following the conversion of the Fund to a stand-alone Fund;

o ETAM's compliance and monitoring system for assuring that the Fund is in compliance with federal securities laws (in particular Rule 2a-7 under the 1940 Act), the Internal

         Revenue Code and other applicable laws, as well as with the Fund's investment objectives, policies and restrictions;

o        costs of the services provided by ETAM; and


o current and projected profitability and related other benefits to ETAM and its affiliates in providing investment advisory and other services to the Premier Class, and the need to provide ETAM with sufficient long-term incentives, within the competitive marketplace, to support ETAM's allocation of personnel and resources to the Premier Class.


As a result of this review, the Board, including the Independent Trustees, determined that the advisory fee for the Fund in the Investment Advisory Agreement was fair and reasonable to the Fund and to its shareholders. The Board concluded that, over the long-term, the Investment Advisory Agreement would: (i) enable ETAM to continue to provide high-quality investment advisory services to the Fund at a reasonable and competitive fee rate and (ii) allow ETAM to provide investment advisory services to the Fund at a level consistent with the increased demands of the current mutual fund marketplace.


For ETAM's advisory services, the Fund pays ETAM an investment advisory fee equal to 0.12% of the Fund's average daily net assets provided, however, that the fee would be reduced by an amount equal to any advisory fee payable by a master portfolio with respect to those assets of the Fund that were invested in that master portfolio. Prior to June 3, 2002, the Fund was part of a master-feeder structure and paid ETAM an investment advisory fee at an annual rate equal to 0.12% of the Fund's average daily net assets that was reduced by 0.10% because of the advisory fee paid by the Money Market Master Portfolio (and indirectly by the Fund as a shareholder in the Money Market Master Portfolio) to its investment adviser, Barclays Global Funds Advisors ("BGFA"), with respect to the Fund's assets that were invested in Money Market Master Portfolio.


The amount of fees paid by the Fund to ETAM for its investment advisory services for the fiscal years ended December 31, 2000 and 2001, respectively, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." As part of the master-feeder structure, the Fund, as a shareholder of the Money Market Master Portfolio, indirectly paid the Money Market Master Portfolio's investment adviser, BGFA (a direct subsidiary of Barclays Global Investors, N.A., which, in turn, is an indirect subsidiary of Barclays Bank
PLC), an investment advisory fee at an annual rate equal to 0.10% of the Fund's average daily net assets. For the fiscal years ended December 31, 2000 and 2001, the Fund indirectly paid BGFA $109,197 and $174,997, respectively, for its investment advisory services to the Fund.

ADMINISTRATOR OF THE FUND. ETAM also serves as the Fund's administrator. ETAM provides administrative services directly or through sub-contracting, including:
(i) coordinating the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. ETAM also furnishes office space and certain facilities required for conducting the business of the Fund.



The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to June 3, 2002, the Fund paid ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. The amount of fees paid by the Fund to ETAM for its administrative services fees for the fiscal years ended December 31, 2000 and 2001, respectively, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." Prior to September 10, 2001, the Fund operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Fund, other than advisory fees, administrative services fees and any expenses of the Money Market Master Portfolio.

SHAREHOLDER SERVICING AGREEMENT. ETAM also acts as shareholder servicing agent for the Premier Class. As shareholder servicing agent, ETAM may provide the following services to shareholders or investors investing in shares of the Premier Class: support of telephone services in connection with the Premier Class; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Premier Class); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulation.

Pursuant to the Shareholder Servicing Agreement, ETAM receives a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund attributable to the Premier Class. In addition, ETAM will be allowed to use the shareholder servicing fee it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, the Trust's distributor, for shareholder services provided by such affiliate to the Premier Class. The amount of fees paid by the Premier Class to ETAM for its shareholder servicing fees the year ended December 31, 2001, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." The Shareholder Servicing Agreement became effective on September 10, 2001, and therefore, the Fund did not incur any shareholder servicing fees in prior years.

EXPENSE LIMITATION AGREEMENT. In the interest of limiting expenses of the Premier Class, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"), on behalf of the Premier Class, through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees or assume other expenses so that the total operating expenses of the Fund attributable to the Premier Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's average daily net assets attributable to the Premier Class.

The Premier Class may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Premier Class has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Premier Class to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the total annual expense ratio of the Premier Class is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Premier Class in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Premier Class has previously paid to ETAM with respect to
(a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Premier Class

The Fund's Expense Limitation Agreement became effective beginning on September 10, 2001. The table below shows the fees paid on behalf of the Premier Class, the Fund to ETAM for the years ended December 31, 2000 and 2001. The first column shows the advisory fee paid without the fee waiver, the second column shows the administrative fee paid to ETAM without the fee waiver or assumption, the third column shows the shareholder servicing fee paid to ETAM without the fee waiver or assumption. The fourth column shows the total amount of fees actually paid to ETAM after the fee waivers or assumptions and the fifth column shows the total amount of fees waived by ETAM and other expenses of the Fund assumed by ETAM pursuant to the Expense Limitation Agreement.


                                                                                       TOTAL AMOUNT
                                                                                         OF FEES
                                                                       COMBINED         WAIVED AND
                                                    SHAREHOLDER      FEES PAID TO     OTHER EXPENSES
                                ADMINISTRATIVE        SERVICING       ETAM AFTER         ASSUMED
     YEAR*     ADVISORY FEE     SERVICES FEE**          FEE***        FEE WAIVER         BY ETAM
  ----------   ------------     --------------      -----------      ------------     ----------------
    2000           $21,710          $324,688            N/A              N/A                 N/A
    2001           $34,970          $431,742          $92,808         $481,614            $77,906

--------------

*    The Fund did not commence operations until April 7, 2000.

** Prior to September 10, 2001, the Fund operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Fund, other than advisory fees, administrative services fees and any expenses of the Money Market Master Portfolio.

*** The Shareholder Servicing Agreement became effective on September 10, 2001, and, therefore, the Fund did not incur any shareholder servicing fees prior to that date.

PRINCIPAL UNDERWRITER. E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. E*TRADE Securities is a wholly-owned subsidiary of E*TRADE Financial. Under an Underwriting Agreement ("Distribution Agreement") with respect to the Premier Class, E*TRADE Securities acts as underwriter for the continuous offering of the shares of the Sweep Class. The Distribution Agreement also provides that E*TRADE Securities will use its best efforts to distribute the shares of the Sweep Class.

The Premier Class is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Premier Class. The Distribution Agreement further provides that E*TRADE Securities will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the shares of the Premier Class.


CUSTODIAN, FUND ACCOUNTING SERVICES AGENT AND SUB-ADMINISTRATOR. Investors Bank & Trust Company ("IBT") 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund.


IBT also acts as the Fund's Accounting Services Agent and Sub-Administrator and, among other things: (1) conducts a portfolio review to ensure compliance with the Trust's trust instrument and by-laws, investment policies of the Fund, and 1940 Act and rules thereunder; (2) calculates the Fund's yield and total return;
(3) determines amounts available for distribution to shareholders; (4) assists ETAM in the preparation of Board meeting materials and minutes and the Fund's annual and semi-annual reports; (5) provides legal administrative services to the Fund, including the preparation of regulatory filings made by the Fund; and
(6) prepares tax returns for the Fund. For its services in each of these capacities, IBT is compensated directly by the Fund. For the period from September 10, 2001 to December 31, 2001, the Fund paid IBT $14,672 for its services as the Fund's Custodian, Accounting Services Agent and Sub-Administrator. Prior to September 10, 2001, the Fund operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Fund, including the fees payable to IBT for its services as the Fund's Custodian, Accounting Services Agent and Sub-Administrator.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Premier Class.


INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462 acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

LEGAL COUNSEL. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund and its Non-Interested Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Investment Advisory Agreement and subject to policies as may be established by the Fund's Board, ETAM is responsible for the Fund's investment portfolio decisions, security selection and the placing of portfolio transactions. In placing orders, it is the policy of the Fund and ETAM to obtain the best execution taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While ETAM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that ETAM manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When ETAM determines that a particular security should be bought or sold for the Fund and other accounts managed by ETAM, ETAM undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, ETAM and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Purchases and sales of securities for the Fund usually will be principal transactions. The Fund's Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions.

In the over-the-counter market, fixed-income securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, fixed income securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting concessions. Concessions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.

Commissions or concessions charged by brokers that provide research services may be somewhat higher than commissions or concessions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act, and subject to policies as may be established by the Board, ETAM may cause the Fund to pay a broker-dealer that provides brokerage and research services to ETAM an amount of commission or concession for effecting a securities transaction for the Fund in excess of the commission or concession another broker-dealer would have charged for effecting that transaction.

ETAM does not engage brokers and dealers whose commissions or concessions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of concessions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by ETAM for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers may tend to reduce ETAM's expenses in managing the investment portfolios of the Fund.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. ETAM does not currently consider such rebates in assessing the best overall terms available for any transaction. Any such rebates would be as permitted by Section 28(e) of the 1934 Act. The overall reasonableness of brokerage concessions paid is evaluated by ETAM based upon its knowledge of available information as to the general level of concessions paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS


The Fund is a diversified, open-end series of E*TRADE Funds ("Trust"). The Trust is an open-end investment company organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes. The Fund commenced operations on April 7, 2000.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Fund have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Fund. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund may offer additional classes of shares with different sales charges and expenses. Pursuant to a Multiple Class Plan, adopted by the Trust on behalf of the Fund, the Fund has issued two classes of shares, designated as Premier Class and Sweep Class. Because of different expenses, the investment performance of the classes will vary.

All shares of the Fund have equal voting rights. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. The shares of each class represent an interest in the same investment portfolio and Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different shareholding servicing fees and the Sweep

Class bears distribution fees. Each class may bear other expenses properly attributable to that particular class. Shareholders in each class have exclusive rights to vote on the adoption or amendment of any Rule 12b-1 Plan for the respective class.


Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.


Each share of a class represents an equal proportional interest in the class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that class as are declared in the discretion of the Trustees. Each share of a class of a Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. In the event of the liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets attributable to the class of the Fund that are available for distribution, and a distribution of any general assets not attributable to that class of the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


The Trust Instrument further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Trust Instrument protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Trust Instrument also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely. If the Fund cannot be operated in an economically viable manner, the Fund, without seeking approval of shareholders of the Fund, may cease operations, which could you require you to transfer your investment at an inopportune time.

SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.


PRICING OF FUND SHARES AND FUND ASSETS. The NAV of the Premier Class will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is normally open for trading Monday through Friday, except on national holidays observed by the NYSE, but may close in the event of an emergency. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.


The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of its investments at amortized cost with market values. When determining market values for portfolio securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, it may value securities based on fair values developed using methods approved by the Board. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable NAV of $1.00 for each class of shares, even if there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the $1.00 NAV of a class calculated using amortized cost or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the NAV of a class calculated using market values declined, or were expected to decline, below the $1.00 NAV of the class calculated using amortized cost, the Board might temporarily reduce or suspend dividend payments of that class in an effort to maintain the $1.00 NAV for the class. As a result of such reduction or suspension of dividends or other action by the Board, shareholders in the class would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in shareholder in the class receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the NAV of a class (calculated using market values) were to increase, or were anticipated to increase above the $1.00 NAV of the class (calculated using amortized cost), the Board might supplement dividends in an effort to maintain the $1.00 NAV of that class. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to investors of record on the previous business day.


TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

RETIREMENT PLANS. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.

TAXATION


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the shares of each class. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND. The Fund intends to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets of the Fund is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).


As a RIC, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund will generally not be eligible for the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. However, it is unlikely that the Fund will have net capital gain to distribute.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares of a class is reduced below a shareholder's cost as a result of a distribution by the class, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a class just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Assuming each class of the Fund maintains a constant net asset value of $1.00 per share, a shareholder will realize no gain or loss upon a redemption, sale or exchange of shares of that class of the Fund.

BACKUP WITHHOLDING. The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If the Fund purchase a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.





PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, ETAM may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

CURRENT YIELD. The current yield of the Fund will be calculated based on a 7-day period, by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one shares at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD. The effective yield of the Fund will be calculated, carried to the nearest hundredth of one percent, by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         Effective yield = [(Base period return + 1)365/7 ] -1

TAX EQUIVALENT CURRENT YIELD QUOTATION. The tax equivalent current yield of the Fund will be calculated by dividing the portion of the Fund's current yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

TAX EQUIVALENT EFFECTIVE YIELD QUOTATION. The tax equivalent effective yield of the Fund will be calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.

AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. The Fund also may calculate total return, which is not subject to a standardized formula, provided the calculation includes all elements of return. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

DISTRIBUTION RATE. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

YIELD. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b +1)(To the power of 6)-1],
           ----
            cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historical data on an index may be used to promote the Fund. The historical index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

         Standard deviation = the square root of S (xi - xm) 2
                                                  ------------
                                                       n-1

Where:     S = "the sum of",

         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of the Fund compared to the expected return of the Fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular Fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

APPENDIX


Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), and Duff & Phelps, Inc. ("Duff"):

S&P

BOND RATINGS

"AAA"--Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


MOODY'S

BOND RATINGS

"Aaa"-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"-Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING


"P-1"- Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

"P-2"- Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH

BOND RATINGS


The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.


"AAA"- Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"- Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"- Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS


         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2" - Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

DUFF

BOND RATINGS

"AAA" - Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND
                                   SWEEP CLASS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 DATED [ ], 2002

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus dated [________], 2002, (as amended from time to time), for the shares of the Sweep Class ("Sweep Class") of the E*TRADE Money Market Fund ("Money Market Fund" or the "Fund"), a series of E*TRADE Funds ("Trust"). Unless otherwise defined herein, capitalized terms have the meanings given to them in the Fund's Prospectus.

To obtain a free copy of the Fund's Prospectus and any report to be issued to shareholders, please access our Website online (www.etradefunds.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers who have a brokerage account with E*TRADE Securities, Inc. ("E*TRADE Securities") may invest in the Sweep Class.

                                TABLE OF CONTENTS



                                                                           PAGE

HISTORY OF E*TRADE MONEY MARKET FUND.........................................3

INVESTMENT STRATEGIES AND RISKS..............................................3

FUND POLICIES................................................................9

TRUSTEES AND OFFICERS.......................................................11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................14

INVESTMENT ADVISORY AND OTHER SERVICES......................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................18

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................19

SHAREHOLDER INFORMATION.....................................................20

TAXATION....................................................................21

PERFORMANCE INFORMATION.....................................................22

APPENDIX....................................................................26

HISTORY OF THE MONEY MARKET FUND

The Fund is a diversified open-end series of E*TRADE Funds ("Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.

The Fund's investment adviser is E*TRADE Asset Management, Inc. ("ETAM").

Prior to [ ], 2002, the name of the Fund was E*TRADE Premier Money Market Fund. Prior to June 3, 2002, the Fund was a feeder fund in a master-feeder structure, which means that the Fund did not invest directly in securities, but instead invested its assets in another fund, the Money Market Master Portfolio, a separate series of the Master Investment Portfolio, which, in turn, invested directly in short-term, high-quality debt securities.

INVESTMENT STRATEGIES AND RISKS

The Money Market Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments. The investment objective of the Fund is non-fundamental and, although there is no current intention to do so, may be changed without shareholder approval.

THE FOLLOWING SUPPLEMENTS THE DISCUSSION IN THE FUND'S PROSPECTUS REGARDING THE FUND'S INVESTMENT STRATEGIES, POLICIES AND RISKS. THESE INVESTMENT STRATEGIES AND POLICIES MAY BE CHANGED WITHOUT APPROVAL OF THE SHAREHOLDERS OF THE FUND, UNLESS OTHERWISE NOTED.

ASSET BACKED SECURITIES AND PASS-THROUGH OBLIGATIONS. The Fund may purchase asset-backed securities, including pass-through obligations, which are securities backed by company receivables, home equity loans, truck and auto loans, leases, credit-card receivables and other types of receivables or other assets up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. These securities may also consist of asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. Pass-through obligations represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool also flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate.

The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened by unscheduled prepayments of principal on the underlying assets. Therefore, it is not possible to predict accurately the average maturity of a particular asset-backed security. Variations in the maturities of asset-backed securities may affect the yield of the Fund to the extent it invests in such securities. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of asset-backed securities.

BANK OBLIGATIONS. The Fund may (but is not required to do so) invest more than 25% of its total assets in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. As a result, the Fund may be subject to adverse developments in the banking industry that may affect the value of the Fund's investments more than if the Fund's investments were not invested to such a degree in the banking industry.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed-rate, floating- rate or variable-rate notes and bonds.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Fund may invest in high-quality commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). Asset-backed commercial paper is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The Fund may invest in asset-backed commercial paper subject to the restrictions in Rule 2a-7. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. ETAM monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 397 days remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's Investors Service, Inc. ("Moody's"), "AA" by Standard & Poor's Corporation ("S&P"), an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") selected by ETAM, or if unrated, determined to be of comparable quality by ETAM. Subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. ETAM will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P or other NRSROs may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies described in the Fund's Prospectus and in this SAI. The ratings of Moody's, S&P and other NRSROs are more fully described in the attached Appendix.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable- or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice. The Fund may purchase such floating-rate and variable-rate notes and bonds, which ordinarily have stated maturities in excess of 13 months, but permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months. The Fund will not invest more than 10% of the value of its total net assets in floating-rate or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals on a quarterly basis or more frequently. The adjustments, or resets, are based on changes in standard money market rate indexes or on rates negotiated on an individual basis. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, if these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if ETAM determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. ETAM considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

Variable-rate demand notes also include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts that may change daily without penalty pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these master demand notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

FOREIGN OBLIGATIONS. The Fund may invest in certain foreign obligations that include U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by ETAM to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with the Fund's investment objectives, the Fund also may invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund and its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

FUNDING AGREEMENTS. Although the Fund has no current intention to do so, the Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements, that meet the requirements of Rule 2a-7, only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund generally will be treated as illiquid. If a funding agreement is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Fund's Board. Valuation of illiquid securities involves a greater degree of judgment in determining the value of the Fund's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT COMPANY SECURITIES. Although the Fund has no current intention to do so, the Fund may invest in securities issued by other open-end management investment companies that principally invest in securities of the type in which the Fund invests as permitted under the 1940 Act. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

LETTERS OF CREDIT. Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must be of investment quality comparable to other permitted investments of the Fund.

LOAN PARTICIPATION AGREEMENTS. Although the Fund has no current intention to do so, the Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Fund may invest. Any loan participation purchased by the Fund must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks which are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund generally will be treated as illiquid. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board. Valuation of illiquid securities involves a greater degree of judgment in determining the value of the Fund's assets than if the value were based on available market quotations.

MUNICIPAL OBLIGATIONS. The Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax receipts, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

The Fund will normally invest only in Municipal Securities that at the time of purchase: (a) are rated within the highest ratings of municipal securities assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa) or assigned by Standard & Poor's Corporation ("S&P") (AAA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer-term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S & P; or (f) are judged by ETAM to be of comparable quality at the time of purchase. In addition, the Fund limits their investment to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. The municipal securities market is narrower and less liquid, with fewer investors than the taxable market.

To the extent the ratings given by Moody's or S&P or other NRSROs may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies described in the Fund's Prospectus and in this SAI. The ratings of Moody's, S&P and other NRSROs are more fully described in the attached Appendix.

The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund is in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

PARTICIPATION INTERESTS. The Fund may invest in participation interests of any type of security in which it may invest. A participation interest gives it an undivided interest in the underlying securities in the proportion that its participation interest bears to the total principal amount of the underlying securities.

PRIVATELY ISSUED SECURITIES. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended ("1933 Act"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by ETAM to be "illiquid" are subject to the Fund's policy of not investing more than 10% of its net assets in illiquid securities. ETAM, under guidelines approved by the Board will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. [ ], as the Fund's custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by a fund. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. ETAM monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Fund may be delayed or limited.

While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of ETAM to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. ETAM considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS. The Fund may also engage in reverse repurchase agreements, which are repurchase agreements in which the Fund, as the seller of securities, agrees to repurchase them at an agreed upon time and price. Reverse repurchase agreements will only be used by the Fund to raise cash on a temporary basis to meet redemptions when it would like to retain the securities in its portfolio and it expects to be able to repurchase them in a short time with funds from maturing investments and from net sales of Fund shares. Use of reverse repurchase agreements, because of the lower transaction costs involved, is often preferable to a regular sale and later repurchase of the securities.

SECURITIES LENDING. The Fund may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, ETAM considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

STANDBY COMMITMENTS. The Fund may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related security if ETAM revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers, which are determined by ETAM to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the maturity of a security will not be considered shortened by any Standby Commitment to which such security is subject.

UNRATED AND DOWNGRADED INVESTMENTS. The Fund may purchase instruments that are not rated if, in the opinion of ETAM, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. The Fund must purchase these securities in accordance with the Fund's procedures pursuant to Rule 2a-7 under the 1940 Act.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, ETAM determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, ETAM finds that the sale of such security would not be in the Fund's shareholders' best interests.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of unrated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of unrated debt securities may be complex and the ability of the Fund to achieve its investment objective may, to the extent it holds unrated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively rated securities.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE-RATE LOAN PARTICIPATIONS. The Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments (see "Floating-Rate and Variable-Rate Obligations," above). Variable-rate loan participations are similar to Variable-Rate Obligations except they are made available through a commercial bank, which arranges the tax-exempt loan. Variable-rate obligations and Variable-rate loan participations typically are bought and sold among institutional investors. Variable-rate demand notes have a demand feature that entitles the purchaser to resell the securities at par value. The rate of return on Variable-rate demand notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable-rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of one year. The Fund determines the maturity of variable-rate instruments in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following are the Fund's fundamental investment restrictions, which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below:

1. The Fund may not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time, except that there shall be no limitation with respect to investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. Government, its agencies or instrumentalities), and provided further that, if the Fund's investment objective is to track the performance of a particular index, the Fund reserves the right to concentrate in any particular industry or group of closely related industries to approximately the same extent that securities of the companies within a particular industry or group of closely related industries comprise the respective index whose performance the Fund seeks to track.

2. The Fund shall be a "diversified company" as that term is defined in the 1940 Act.

3. The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4. The Fund may not issue senior securities, except as permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time.

5. The Fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time. For purposes of this limitation with respect to the Fund, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

6. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the purchase of permitted investments directly from the issuer thereof or an underwriter for the issuer and the later disposition of such portfolio securities may be deemed an underwriting.

7. The Fund may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

8. The Fund may not purchase physical commodities or contracts relating to physical commodities.


NON-FUNDAMENTAL OPERATING RESTRICTION

The following non-fundamental operating restrictions of the Fund may be changed by the Board without shareholder approval.

Unless otherwise indicated, the Fund (as indicated below):

1. may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund;

2. may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

3. may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year;

4. may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

5. may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

6. may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

7. may not make investments for the purpose of exercising control or management;

8. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act; and

9. may , but is not required to, concentrate in securities issued by banks.

The Fund may, not notwithstanding any other non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies as the Fund or investment objectives and policies consistent with those of the Fund.

FURTHER INFORMATION ON FUNDAMENTAL INVESTMENT RESTRICTIONS

Section 5(b)(1) of the 1940 Act defines a "diversified company" as one in which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

Section 18(f)(1) of the 1940 Act permits the Fund to borrow money only from (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund and provided further that if the Fund's asset coverage falls below 300%, the Fund will, within three business days thereafter or longer as the SEC may permit, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

As a matter of operating policy, it is the Fund's understanding that the SEC Staff interprets the term "concentration" to mean that the fund will not invest 25% or more of its total assets in a particular industry. Foreign countries, U.S. territories, states, municipalities and their respective agencies are not considered to be industries.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of twelve series, of which eleven are in operation.



--------------------------------------------------------------------------------------------------------------------------
                                                 NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS AGE
    AND POSITION HELD WITH        TERM OF OFFICE (1) AND       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS (3)
            TRUST                 LENGTH OF TIME SERVED       DURING THE PAST FIVE YEARS                 HELD
------------------------------- ---------------------------- ---------------------------- --------------------------------
Steven Grenadier                  Since February 1999        Mr. Grenadier is an                None
4500 Bohannon Drive                                          Associate Professor of
Menlo Park, CA  94025                                        Finance at the Graduate
Age:  48                                                     School of Business at
Trustee                                                      Stanford University, where
                                                             he has been employed as a
                                                             professor since 1992.
------------------------------- ---------------------------- ---------------------------- --------------------------------
Ashley T. Rabun                   Since February 1999        Ms. Rabun is the Founder          Professionally Managed
4500 Bohannon Drive                                          and Chief Executive Officer         Portfolios
Menlo Park, CA  94025                                        of Investor Reach (which is
Age:  36                                                     a consulting firm specializing
Trustee                                                      in marketing and distribution
                                                             strategies for financial
                                                             services companies formed in
                                                             October 1996.
------------------------------- ---------------------------- ---------------------------- --------------------------------

--------------------------------------------------------------------------------------------------------------------------
George J. Rebhan                 Since December 1999         Mr. Rebhan retired in             Advisors Series Trust
4500 Bohannon Drive                                          December 1993, and prior
Menlo Park, CA  94025                                        to that he was President
Age:  67                                                     of Hotchkis and Wiley Funds
Trustee                                                      (investment company) from
                                                             1985 to 1993.
------------------------------- ---------------------------- ---------------------------- --------------------------------
                              INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Shelly J. Meyers (2)            Since February 1999          Ms. Meyers is the Manager,        Meyers Investment Trust
4500 Bohannon Drive                                          Chief Executive Officer,          Meyers Capital
Menlo Park, CA 94025                                         and founder of Meyers             Management LLC
Age:42                                                       Capital Management, a
Trustee                                                      registered investment
                                                             adviser formed in
                                                             January 1996. She
                                                             has also managed
                                                             the Meyers Pride
                                                             Value Fund since
                                                             June 1996.
------------------------------- ---------------------------- ---------------------------- --------------------------------
Mitchell H. Caplan (2)          Since February 2002          Mr. Caplan is President &         None
4500 Bohannon Drive                                          Chief Operating Officer
Menlo Park, CA 94025                                         of E*TRADE Group, Inc.
Age:  45                                                     Prior to this position, Mr.
Trustee                                                      Caplan served as Chief
                                                             Financial Products Officer
                                                             and Managing Director of
                                                             North America for
                                                             E*TRADE Group, Inc.
                                                             from 2001 - 2002.  Mr.
                                                             Caplan previously served
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                             as Chief Banking Officer
                                                             of E*TRADE Group, Inc.
                                                             from 2000-2001.  He also
                                                             is Chairman of the Board
                                                             and Chief Executive
                                                             Officer of E*TRADE
                                                             Financial Corporation and
                                                             E*TRADE Bank and a
                                                             Director of E*TRADE
                                                             Global Asset Management,
                                                             Inc.  He previously
                                                             served as Vice Chairman
                                                             of the Board of Directors,
                                                             President and Chief Executive
                                                             Officer of Telebanc Financial
                                                             Corporation and Telebank
                                                             (renamed E*TRADE Bank)
                                                             from 1993-2000.
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Liat Rorer                      Since May 2001               Ms. Rorer is Vice                  N/A
Age: 41                                                      President of Operations
President                                                    and a director of E*TRADE
                                                             Asset Management, Inc.
                                                             She is also a Key Business
                                                             Leader of E*TRADE
                                                             Securities, Inc. which she
                                                             joined in 2000.  Prior to
                                                             that Ms. Rorer worked as a
                                                             senior consultant for the
                                                             Spectrem Group, (financial
                                                             services consulting firm)
                                                             beginning in 1998.  From
                                                             1996 to

--------------------------------------------------------------------------------------------------------------------------
                                                             1998, she was a
                                                             Vice President for Charles
                                                             Schwab's Retirement Plan
                                                             Services.

Elizabeth Gottfried             Since November 2000          Ms. Gottfried joined                       N/A
Age:  42                                                     E*TRADE in September
Vice President and                                           2000.  Prior to that, she
Treasurer                                                    worked at Wells Fargo
                                                             Bank from 1984 to 2000
                                                             and managed various areas
                                                             of Wells Fargo's mutual
                                                             fund group.

Jay Gould                       Since August 2000            Mr. Gould is Secretary of                  N/A
Age: 46                                                      E*TRADE Asset Management
Secretary                                                    and Chief Counsel of
                                                             E*TRADE Asset Management.
                                                             From February to December
                                                             1999, he served as a Vice
                                                             President at Transamerica
                                                             and prior to that he
                                                             worked at Bank of America
                                                             (banking and financial
                                                             services) from 1994.
------------------------------- ---------------------------- ---------------------------- --------------------------------


(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2) Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc.

(3) Directorships include public companies and any company registered as an investment company.

Each non-affiliated Trustee receives from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. Trustees are not entitled to receive any retirement benefits or deferred compensation from the Trust.

The following table sets forth the compensation received by the Trustees for their services to the Trust during the most recent calendar year ended December 31, 2001.

------------------------------------------- --------------------------------------
                                                   AGGREGATE COMPENSATION
         NAME OF PERSON, POSITION                      FROM THE TRUST
------------------------------------------- --------------------------------------
Steven Grenadier, Trustee                                  $38,000
------------------------------------------- --------------------------------------

------------------------------------------- --------------------------------------
                                                   AGGREGATE COMPENSATION
         NAME OF PERSON, POSITION                      FROM THE TRUST
------------------------------------------- --------------------------------------
Shelly J. Meyers, Trustee                                  $36,000
------------------------------------------- --------------------------------------
Mitchell H. Caplan, Trustee                                 None
------------------------------------------- --------------------------------------
Ashley T. Rabun, Trustee                                   $38,000
------------------------------------------- --------------------------------------
George J. Rebhan, Trustee                                  $38,000
------------------------------------------- --------------------------------------


No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

COMMITTEES. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. During the fiscal year ended December 31, 2001, the Audit Committee held two meetings. The Nominating and Corporate Governance Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures. The Nominating Committee is not required to consider nominees recommended by Fund shareholders. During the fiscal year ended December 31, 2001, the Nominating and Corporate Governance Committee did not hold any meetings.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Mitchell Caplan. This committee determines the value of any of the Funds's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. During the fiscal year ended December 31, 2001, the Pricing Committee held one meeting.

The chart below identifies a range of each Trustee's ownership of shares of the Fund and the range of aggregate holdings of shares in all twelve series of the Trust as of December 31, 2001. The ranges are identified as follows: A. none; B. $1 - $10,000; C. $10,001 - $50,000; D. $50,001 - $100,000; or E. over $100,000.

------------------------------------- ----------------------------------- -----------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
          NAME OF TRUSTEE             DOLLAR RANGE OF EQUITY SECURITIES    SECURITIES IN ALL TWELVE SERIES
                                                 IN EACH FUND                        OF THE TRUST
------------------------------------- ----------------------------------- -----------------------------------
                                          NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Steven Grenadier                                      A                                   A
------------------------------------- ----------------------------------- -----------------------------------
Ashley T. Rabun                                       A                                   C
------------------------------------- ----------------------------------- -----------------------------------
George J. Rebhan                                      A                                   C
------------------------------------- ----------------------------------- -----------------------------------
                                            INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Shelly J. Meyers                                      A                                   A
------------------------------------- ----------------------------------- -----------------------------------
Mitchell H. Caplan                                    A                                   A
------------------------------------- ----------------------------------- -----------------------------------




As of December 31, 2001, the Non-Interested Trustees did not own any securities issued by ETAM, E*TRADE Securities or any company, controlling, controlled by or under common control with ETAM or E*TRADE Securities.

CODE OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Fund has adopted a code of ethics. The Fund's investment adviser and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For purposes of the 1940 Act, a shareholder that owns more than 25% of the voting securities of the Fund is presumed to "control" that Fund.

For purposes of regulatory requirements, as of the date of inception of the Sweep Class, ETAM owned 100% of the outstanding shares of the Sweep Class.

As of the date of inception of the Sweep Class, the Trustees and officers of the Trust as a group owned less than 1% of the equity securities of the Sweep Class.


INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly-owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. As of December 31, 2001, ETAM provided investment advisory services for over $325 million in assets. ETAM also provides investment management services for the E*TRADE Family of Funds. As of December 31, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, managed over $13 billion in assets and were responsible for the management of E*TRADE Bank's portfolio.

Subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of the Fund, ETAM provides the Fund with ongoing and day-to-day management, including security selection, investment guidance and policy direction. The Investment Advisory Agreement will continue in effect from year to year provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement may be terminated on 60 days' written notice by any such party and will terminate automatically if assigned.

Following the Board's consideration and evaluation of information provided by ETAM at a Board meeting held on May 29, 2002, the Board approved the Fund's Investment Advisory Agreement with ETAM on behalf of the Fund and the Sweep Class. In approving the Investment Advisory Agreement, the Board considered all factors that it deemed relevant including:

o the investment advisory fees and other expenses that would be paid by the Fund as compared to those of similar funds managed by other investment advisers;

o the increased commitment of personnel and resources that will be provided by ETAM to support the investment advisory services provided to the Fund;

o the willingness of ETAM to (i) contractually agree to limit total fund operating expenses to 1.10% of the average daily net assets of the Sweep Class through at least the first year of operations of the Fund;
         (ii) to voluntarily agree to further limit the total operating expenses of the Sweep Class to 1.05% of the average daily net assets of the Sweep Class; and (iii) the contractual limitation of the amount payable under the Distribution Plan to 0.60% of the average daily net assets of the Sweep Class;

o the quality and historical performance of ETAM's investment personnel in providing active management of other money market portfolios;

o the nature and quality of the investment advisory services that have been provided by ETAM to the Fund, and the other series of the Trust, and that is expected to be provided to the Sweep Class following its commencement of operations;

o ETAM's compliance and monitoring system for assuring that the Fund is in compliance with federal securities laws (in particular Rule 2a-7 under the 1940 Act), the Internal Revenue Code and other applicable laws, as well as with the Fund's investment objectives, policies and restrictions;

o        costs of the services provided by ETAM; and

o current and projected profitability and related other benefits to ETAM and its affiliates, in providing investment advisory and other services to the Sweep Class, and the need to provide ETAM with sufficient long-term incentives, within the competitive marketplace, to support ETAM's allocation of personnel and resources to the Sweep Class.

As a result of this review, the Board, including the Independent Trustees, determined that the advisory fee for the Fund in the Investment Advisory Agreement was fair and reasonable to the Fund and to its shareholders. The Board concluded that, over the long-term, the Investment Advisory Agreement would: (i) enable ETAM to provide high-quality investment advisory services to the Fund at a reasonable and competitive fee rate and (ii) allow ETAM to provide investment advisory services to the Fund at a level consistent with the increased demands of the current mutual fund marketplace.

For ETAM's advisory services, the Fund pays ETAM an investment advisory fee equal to 0.12% of the Fund's average daily net assets. Prior to June 3, 2002, the Fund consisted only of the Premier Class, was part of a master-feeder structure and paid ETAM an investment advisory fee at an annual rate equal to 0.12% of the Fund's average daily net assets that was reduced by 0.10% because of the advisory fee paid by the Money Market Master Portfolio (and indirectly by the Fund as a shareholder in the Money Market Master Portfolio) to its investment adviser, Barclays Global Funds Advisors ("BGFA"), with respect to the Fund's assets that were invested in Money Market Master Portfolio.

The amount of fees paid by the Fund for the Premier Class to ETAM for its investment advisory services for the fiscal years ended December 31, 2000 and 2001, respectively, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." As part of the master-feeder structure, the Premier Class of the Fund, as a shareholder of the Money Market Master Portfolio, indirectly paid the Money Market Master Portfolio's investment adviser, BGFA (a direct subsidiary of Barclays Global Investors, N.A., which, in turn, is an indirect subsidiary of Barclays Bank PLC), an investment advisory fee at an annual rate equal to 0.10% of the Fund's average daily net assets. For the fiscal years ended December 31, 2000 and 2001, the Premier Class of the Fund indirectly paid BGFA $109,197 and $174,997, respectively, for its investment advisory services to the Fund.

ADMINISTRATOR. ETAM also serves as the Fund's administrator. ETAM provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. ETAM also furnishes office space and certain facilities required for conducting the business of the Fund.

The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to June 3, 2002, the Fund consisted only of the Premier Class, and the Premier Class paid ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. The amount of fees paid by the Premier Class to ETAM for its administrative services fees for the fiscal years ended December 31, 2000 and 2001, respectively, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." Prior to September 10, 2001, the Premier Class of the Fund operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Premier Class , other than advisory fees, administrative services fees and any expenses of the Money Market Master Portfolio.

SHAREHOLDER SERVICING AGREEMENT. ETAM and E*TRADE Securities, located at 4500 Bohannon Drive, Menlo Park, CA 94025, both provide shareholder servicing to the Sweep Class. ETAM and E*TRADE Securities may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Sweep Class; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Sweep Class and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Sweep Class); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulation.

Pursuant to the Shareholder Servicing Agreement, ETAM receives a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund attributable to the Sweep Class. In addition, ETAM will be allowed to use the shareholder servicing fee it receives under this Shareholder Services Agreement to compensate its affiliates, including E*TRADE Securities, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to June 3, 2002, the Fund consisted only of the Premier Class and the amount of fees paid by the Premier Class to ETAM for its shareholder servicing fees the year ended December 31, 2001, is shown in the table following the discussion in the section titled "Expense Limitation Agreement." The Shareholder Servicing Agreement became effective on September 10, 2001, and therefore, the Premier Class did not incur any shareholder servicing fees in prior years.

EXPENSE LIMITATION AGREEMENT. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") on behalf of the Sweep Class. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Sweep Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 1.10% of the Fund's average daily net assets attributable to the Sweep Class. The Expense Limitation Agreement is for an initial term of one year from the date of inception of the Sweep Class, but may be continued thereafter.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Sweep Class has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Sweep Class to exceed the percentage limit stated above. Consequently, no reimbursement by the Sweep Class will be made unless: (i) the total annual expense ratio of the Sweep Class is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Sweep Class in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Sweep Class has previously paid to ETAM with respect to
(a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Sweep Class.

Prior to June 3, 2002, the Fund consisted only of the Premier Class and the table below shows the fees paid by the Premier Class to ETAM for the years ended December 31, 2000 and 2001. The first column shows the advisory fee paid without the fee waiver, the second column shows the administrative fee paid to ETAM without the fee waiver or assumption, the third column shows the shareholder servicing fee paid to ETAM without the fee waiver or assumption. The fourth column shows the total amount of fees actually paid to ETAM after the fee waivers or assumptions and the fifth column shows the total amount of fees waived by ETAM and other expenses of the Premier Class assumed by ETAM pursuant to the Expense Limitation Agreement. The total fees and expenses paid by the Premier Class are significantly lower than the anticipated total fees and expenses of the Sweep Class.



                                                                                                   TOTAL AMOUNT
                                                                                                     OF FEES
                                                                         COMBINED                   WAIVED AND
                                                    SHAREHOLDER        FEES PAID TO               OTHER EXPENSES
                                ADMINISTRATIVE        SERVICING         ETAM AFTER                   ASSUMED
     YEAR*     ADVISORY FEE     SERVICES FEE**          FEE***          FEE WAIVER                   BY ETAM
  ----------   ------------    ---------------      -----------       -------------               ---------------
    2000         $21,710          $324,688              N/A                N/A                        N/A
    2001         $34,970          $431,742           $92,808            $481,614                    $77,906
--------------



*    The Premier Class did not commence operations until April 7, 2000.

** Prior to September 10, 2001, the Premier Class operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Premier Class, other than advisory fees, administrative services fees and any expenses of the Money Market Master Portfolio.

*** The Shareholder Servicing Agreement became effective on September 10, 2001, and, therefore, the Premier Class did not incur any shareholder servicing fees prior to that date.

PRINCIPAL UNDERWRITER. E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. E*TRADE Securities is a wholly-owned subsidiary of E*TRADE Financial. Under an Underwriting Agreement ("Distribution Agreement") with respect to the Sweep Class, E*TRADE Securities acts as underwriter for the continuous offering of the shares of the Sweep Class. The Distribution Agreement also provides that E*TRADE Securities will use its best efforts to distribute the shares of the Sweep Class.

DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT. The Fund, on behalf of the Sweep Class, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") and pursuant to the Plan, entered into the Distribution Agreement with E*TRADE Securities. The Plan permits the use of assets of the Sweep Class to help finance the distribution of shares of the Sweep Class. Under the Plan, the Trust is permitted to pay to various service providers, including in particular, E*TRADE Securities, up to 0.75% of the average daily net assets of the Fund, attributable to the Sweep Class, as payment for services rendered in connection with the distribution of the shares of the Sweep Class. However, under the Distribution Agreement, payments to E*TRADE Securities for activities pursuant to the Plan are limited through at least one year from the date of inception of the Sweep Class to payments at an annual rate equal to 0.60% of the Fund's average daily net assets attributable to the Sweep Class. Because these fees are paid out of the Fund's assets attributable to the Sweep Class, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

E*TRADE Securities will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of shares to prospective shareholders and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to prospective shareholders. Pursuant to the Plan, the Sweep Class compensates E*TRADE Securities for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the Sweep Class. It is anticipated that a portion of the amounts received by E*TRADE Securities will be used to defray various costs incurred or paid by E*TRADE Securities in connection with, among other things, the printing and mailing of the Sweep Class' prospectuses, statements of additional information, and any supplements thereto and shareholder reports to potential investors, and holding seminars and sales meetings with sales personnel designed to promote the distribution of shares. E*TRADE Securities may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of shares.

The Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Sweep Class regardless of the level of expenditures by E*TRADE Securities. The Board will, however, take into account such expenditures for purposes of reviewing operations under either the Plan and in connection with their annual consideration of the Plan's renewal. E*TRADE Securities has indicated that it expects its expenditures to include, without limitation, fees and expenses relating to: (a) the printing and mailing of the Sweep Class' prospectuses, statements of additional information, any supplements thereto and shareholder reports to potential shareholders; (b) the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Sweep Class; (c) holding seminars and sales meetings designed to promote the distribution of shares of the Sweep Class; (d) obtaining information and providing explanations to distributors of the Sweep Class regarding the Fund's investment objective and policies and other information about the Fund and the Sweep Class, including the performance of the Sweep Class; (e) training sales personnel regarding the Fund and the Sweep Class; and (f) financing any other activity that E*TRADE Securities determines is primarily intended to result in the sale of shares of the Sweep Class. E*TRADE Securities will pay all fees and expenses in connection with its respective qualification and registration as a broker or dealer under federal and state laws.

VOLUNTARY WAIVER. ETAM also has voluntarily agreed to further reduce the total operating expenses of the Sweep Class so that the net expenses of the Sweep Class will not exceed 1.05% of the Fund's average daily net assets attributable to the Sweep Class. ETAM may terminate this agreement at any time.

CUSTODIAN, FUND ACCOUNTING SERVICES AGENT AND SUB-ADMINISTRATOR. Investors Bank & Trust Company ("IBT") 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund.

IBT also acts as the Fund's Accounting Services Agent and Sub-Administrator and, among other things: (1) conducts a portfolio review to ensure compliance with the Trust's trust instrument and by-laws, investment policies of the Fund, and 1940 Act and rules thereunder; (2) calculates the Fund's yield and total return;
(3) determines amounts available for distribution to shareholders; (4) assists ETAM in the preparation of Board meeting materials and minutes and the Fund's annual and semi-annual reports; (5) provides legal administrative services to the Fund, including the preparation of regulatory filings made by the Fund; and
(6) prepares tax returns for the Fund. For its services in each of these capacities, IBT is compensated directly by the Fund. For the period from September 10, 2001 to December 31, 2001, the Fund paid IBT $14,672 for its services as the Fund's Custodian, Accounting Services Agent and Sub-Administrator. Prior to September 10, 2001, the Fund operated under an all-inclusive "unitary fee" administrative services fee arrangement. Under this arrangement ETAM was responsible for all expenses otherwise payable by the Fund, including the fees payable to IBT for its services as the Fund's Custodian, Accounting Services Agent and Sub-Administrator.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. [ ], acts as transfer agent and dividend-disbursing agent for the Sweep Class.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

LEGAL COUNSEL. Dechert, 1775 Eye Street N.W., Washington, DC 20006 acts as legal counsel for the Fund and its Non-Interested Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Investment Advisory Agreement and subject to policies as may be established by the Fund's Board, ETAM is responsible for the Fund's investment portfolio decisions, security selection and the placing of portfolio transactions. In placing orders, it is the policy of the Fund and ETAM to obtain the best execution taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While ETAM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that ETAM manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When ETAM determines that a particular security should be bought or sold for the Fund and other accounts managed by ETAM, ETAM undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, ETAM and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Purchases and sales of securities for the Fund usually will be principal transactions. The Fund's Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions.

In the over-the-counter market, fixed-income securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, fixed income securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The cost of executing each Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting concessions. Concessions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.

Commissions or concessions charged by brokers that provide research services may be somewhat higher than commissions or concessions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act, and subject to policies as may be established by the Board, ETAM may cause the Fund to pay a broker-dealer that provides brokerage and research services to ETAM an amount of commission or concession for effecting a securities transaction for the Fund in excess of the commission or concession another broker-dealer would have charged for effecting that transaction.

ETAM does not engage brokers and dealers whose commissions or concessions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of concessions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by ETAM for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers may tend to reduce ETAM's expenses in managing the investment portfolios of the Fund.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. ETAM does not currently consider such rebates in assessing the best overall terms available for any transaction. Any such rebates would be as permitted by Section 28(e) of the 1934 Act. The overall reasonableness of brokerage concessions paid is evaluated by ETAM based upon its knowledge of available information as to the general level of concessions paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified, open-end series of E*TRADE Funds ("Trust"). The Trust is an open-end investment company organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes. The Premier Class of the Fund commenced operations on April 7, 2000.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Fund have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Fund. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund may offer additional classes of shares with different sales charges and expenses. Pursuant to a Multiple Class Plan, adopted by the Trust on behalf of the Fund, the Fund has issued two classes of shares, designated as Premier Class and Sweep Class. Because of different expenses, the investment performance of the classes will vary.

All shares of the Fund have equal voting rights. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. The shares of each class represent an interest in the same investment portfolio and Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different shareholding servicing fees and the Sweep Class bears distribution fees. Each class may bear other expenses properly attributable to that particular class. Shareholders in each class have exclusive rights to vote on the adoption or amendment of any Rule 12b-1 Plan for the respective class.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a class represents an equal proportional interest in the class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that class as are declared in the discretion of the Trustees. Each share of a class of a Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. In the event of the liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets attributable to the class of the Fund that are available for distribution, and a distribution of any general assets not attributable to that class of the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Trust Instrument further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Trust Instrument protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Trust Instrument also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely. If the Fund cannot be operated in an economically viable manner, the Fund, without seeking approval of shareholders of the Fund or any class, may cease operations, which could you require you to transfer your investment at an inopportune time.

SHAREHOLDER INFORMATION

In order to become a shareholder of the Sweep Class of the Fund, you will need to have an E*TRADE Securities brokerage account and elect the Sweep Class of the Money Market Fund as your sweep option. Uninvested cash balances from your brokerage account will be invested in the Sweep Class in accordance with your E*TRADE Securities brokerage account agreement. Shares of the Sweep Class may not be available for all investors or types of accounts.

PRICING OF FUND SHARES AND FUND ASSETS. The NAV of the Sweep Class will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is normally open for trading Monday through Friday, except on national holidays observed by the NYSE, but may close in the event of an emergency. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of its investments at amortized cost with market values. When determining market values for portfolio securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, it may value securities based on fair values developed using methods approved by the Board. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable NAV of $1.00 for each class of shares, even if there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the $1.00 NAV of a class calculated using amortized cost or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the NAV of a class calculated using market values declined, or were expected to decline, below the $1.00 NAV of the class calculated using amortized cost, the Board might temporarily reduce or suspend dividend payments of that class in an effort to maintain the $1.00 NAV for the class. As a result of such reduction or suspension of dividends or other action by the Board, shareholders in the class would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in shareholder in the class receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the NAV of a class (calculated using market values) were to increase, or were anticipated to increase above the $1.00 NAV of the class (calculated using amortized cost), the Board might supplement dividends in an effort to maintain the $1.00 NAV of that class. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to investors of record on the previous business day.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the shares of each class. T his discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND. The Fund intends to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a RIC, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund will generally not be eligible for the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. However, it is unlikely that the Fund will have net capital gain to distribute.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares of a class is reduced below a shareholder's cost as a result of a distribution by the class, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a class just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Assuming each class of the Fund maintains a constant net asset value of $1.00 per share, a shareholder will realize no gain or loss upon a redemption, sale or exchange of shares of that class of the Fund.

BACKUP WITHHOLDING. The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If the Fund purchase a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, ETAM may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

CURRENT YIELD. The current yield of the Fund will be calculated based on a 7-day period, by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one shares at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD. The effective yield of the Fund will be calculated, carried to the nearest hundredth of one percent, by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective yield = [(Base period return + 1)365/7 ] -1

TAX EQUIVALENT CURRENT YIELD QUOTATION. The tax equivalent current yield of the Fund will be calculated by dividing the portion of the Fund's current yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

TAX EQUIVALENT EFFECTIVE YIELD QUOTATION. The tax equivalent effective yield of the Fund will be calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.

AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. The Fund also may calculate total return, which is not subject to a standardized formula, provided the calculation includes all elements of return. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

DISTRIBUTION RATE. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

YIELD. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b +1)(To the power of 6)-1],
           ----
              cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of the Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Fund's net investment income.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of the fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.


Historical data on an index may be used to promote the Fund. The historical index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of the fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which the fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of S (xi - xm) 2
                                                  ------------
                                                     n-1

Where:     S = "the sum of",

         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of the Fund compared to the expected return of the Fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular Fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on a Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

APPENDIX


Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), and Duff & Phelps, Inc. ("Duff"):

S&P

BOND RATINGS

"AAA"--Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.


S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S

BOND RATINGS


"Aaa"-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"-Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING


"P-1"- Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

"P-2"- Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH

BOND RATINGS

The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"- Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"- Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"- Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS


         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2" - Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


DUFF

BOND RATINGS


"AAA" - Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                     PART C:
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(i)            Certificate of Trust.(1)

(a)(ii)           Trust Instrument.(1)

(a)(iii)          Amendment No. 1 to the Trust Instrument.(10)

(a)(iv)           Amendment No. 2 to the Trust Instrument.(17)

(b)               By-laws.(2)

(b)(i)            Amendment No. 1 to the By-laws.(10)

(b)(ii)           Amendment No. 2 to the By-laws.(17)

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit
                  (a)(ii), define the rights of holders of Shares.(1)

(c)(i)            Electronic Delivery Consent.(13)

(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund.(2)

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.(3)

(d)(iii) Form of Amendment No.1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.(3)

(d)(iv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.(3)

(d)(v) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund.(3)

(d)(vi) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.(5)

(d)(vii) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE E-Commerce Index Fund.(5)

(d)(viii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.(7)

(d)(ix) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.(10)

(d)(x) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.(10)

(d)(xi) Form of Investment Subadvisory Agreement between E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to E*TRADE Financial Sector Fund.(10)

(d)(xii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.(14)

(d)(xiii) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Asset Allocation Fund.(14)

(d)(xiv) Form of Amendment No. 3 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund and E*TRADE Russell 2000 Index Fund.(17)

(d)(xv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Bond Fund.(17)

(e)(i) Form of Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.(2)

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.(3)

(e)(iii) Form of Amendment No.1 to Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(7)

(e)(iv) Form of Amendment No. 2 to Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(10)

(e)(v) Form of Amendment No. 3 to Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.(10)

(e)(vi) Form of Amendment No. 4 to Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.(14)

(e)(vii) Form of Second Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to each series of the Registrant.(17)

(f)               Bonus or Profit Sharing Contracts: Not: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.(2)

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.(3)

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.(7)

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.(14)

(g)(v) Form of Amendment No. 4 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.(17)

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.(2)

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund and E*TRADE Bond Index Fund.(3)

(h)(1)(iii) Form of Amended and Restated Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.(7)

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.(7)

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.(10)

(h)(1)(vi) Form of Amendment No. 3 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund and E*TRADE Russell 2000 Index Fund.(17)

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.(2)

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.(3)

(h)(2)(iii) Form of the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.(7)

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(7)

(h)(2)(v) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.(8)

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.(9)

(h)(2)(vii) Form of Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(10)

(h)(2)(viii)      Form of Amendment No. 1 to the Second Amended and Restated
                  Administrative Services Agreement between the Registrant and
                  E*TRADE Asset Management, Inc. with respect to the E*TRADE
                  Russell 2000 Index Fund and E*TRADE Financial Sector Index
                  Fund.(10)

(h)(2)(ix) Form of Third Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to each series of the Trust.(17)

(h)(2)(x) Form of Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Financial Sector Fund and E*TRADE Asset Allocation Fund.(17)

(h)(3)(i) Form of Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.(4)

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.(3)

(h)(3)(iii) Form of Amendment No. 2 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.(7)

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.(14)

(h)(3)(v) Form of Amended Appendix B to the Custodian Agreement and Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.(13)

(h)(3)(vi) Form of Amendment No. 5 to the Sub-Administration Agreement between the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.(17)

(h)(3)(vii) Amendment No. 6 to the Sub-Administration Agreement between the Registrant, E*TRADE Asset Management, Inc. and Investors Bank & Trust Company with respect to each series of the Registrant.(20)

(h)(4) Form of Shareholder Services Agreement between the E*TRADE Asset Management, Inc. and the Trust with respect to E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Financial Sector Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, and E*TRADE S&P 500 Index Fund.(17)

(h)(5)(i)         Form of Transfer Agency Services Agreement between PFPC, Inc.
                  and the Registrant with respect to the E*TRADE S&P 500 Index Fund.(2)

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.(3)

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(7)

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.(10)

(h)(5)(v) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.(14)

(h)(5)(vi) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant.(17)

(h)(6)(i) State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.(3)

(h)(6)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.(7)

(h)(6)(iii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.(10)

(h)(6)(iv) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.(14)

(h)(6)(v) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to each series of the Registrant.(17)

(h)(7)(i) Form of Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.(15)

(h)(7)(ii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Technology Index Fund and E*TRADE Financial Sector Index Fund.(17)

(h)(7)(iii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Bond Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Technology Index Fund, and Premier Money Market Fund.(18)

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.(2)

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.(3)

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.(7)

(i)(5) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.(9)

(i)(6) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to E*TRADE Technology Index Fund.(9)

 (i)(7) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Financial Sector Index Fund.(11)

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Russell 2000 Index Fund.(12)

(i)(9) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.(14)

(i)(10) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE E-Commerce Index Fund, E*TRADE Technology Index Fund, E*TRADE Global Titans Index Fund, and E*TRADE Financial Sector Index Fund.(15)

(i)(11) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Index Fund, and E*TRADE Premier Money Market Fund.(16)

(i)(12)           Opinion and Consent of Dechert, dated April 23, 2002.(20)

(i)(13)           Opinion and Consent of Dechert, dated May 28, 2002.(21)

(i)(14) Opinion and Consent of Dechert, dated June 19, 2002 is filed herein.

(j)(1) Consent of Deloitte & Touch LLP dated June 20, 2002 is filed herein.

(k)               Omitted Financial Statements: Not applicable.

(l) Form of Subscription Letter Agreements between E*TRADE Asset Management, Inc. and the Registrant.(2)

(m)               Rule 12b-1 Plan: [To Be Filed by subsequent amendment]

(n)               Multiple Class Plan is filed herein.

(o)(1)            Form of Code of Ethics of the Registrant.(8)

(o)(2)(i)         Form of Code of Ethics of E*TRADE Asset Management, Inc.(8)

(o)(2)(ii)        Form of Amended Code of Ethics of E*TRADE Asset Management,
                  Inc.(17)

(o)(3)            Form of Code of Ethics of E*TRADE Securities, Inc.(8)

(o)(4)            Form of Code of Ethics of the Master Investment Portfolio.(8)

(o)(5)(i)         Form of Code of Ethics of Barclays Global Fund Advisors.(10)

(o)(5)(ii)        Form of Amended Code of Ethics of Barclays Global Fund
                  Advisors.(14)

(o)(5)(iii) Form of Amendment to the Amended Code of Ethics of Barclays Global Fund Advisors.(17)

(o)(6)            Form of Code of Ethics for Stephens, Inc.(8)



* Power of Attorney for the Trustees and Officers and Secretary's Certificate of Registrant for signature on behalf of the Registrant. (19)



**   Form of Power of Attorney for the Master Investment Portfolio.(2)

*** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.(8)


1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.


8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.


9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

10 Incorporated by reference from the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

11 Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

12 Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

13 Incorporated by reference from the Registrant's Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.

14 Incorporated by reference from the Registrant's Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2001.

15 Incorporated by reference from the Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.

16 Incorporated by reference from the Registrant's Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.

17 Incorporated by reference from the Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001.

18 Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the SEC on November 14, 2001.

19 Incorporated by reference from the Registrant's Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the SEC on March 1, 2002.


20 Incorporated by reference from the Registrant's Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the SEC on April 30, 2002.

21 Incorporated by reference from the Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns more than 25% include: E*TRADE Securities, Incorporated; Web Street, Inc.; E*TRADE Capital, Inc.; E*TRADE Business Solutions Group, Inc.; E*TRADE International Ltd.; E*TRADE Global Ltd.; E*TRADE Asia Limited; ClearStation, Inc.; TradePlus Brokerage, Inc.; Confluent, Inc.; E*TRADE Online Ventures, Inc.; E*TRADE UK (Holdings) Limited; Electronic Shares Information Ltd.; E*TRADE UK, Ltd.; E*TRADE Bank AG (formerly E*TRADE Germany
AG); E*TRADE Nordic AB; E*TRADE Bank Danmark A/S; E*TRADE Svierge AB; E*TRADE Norge ASA; E*TRADE Japan K.K.; E*TRADE Advisory Services, Inc.; E*TRADE Systems Holdings Limited; TIR (Holdings) Limited; E*TRADE Institutional Securities, Inc.; E*TRADE Investor Select, Inc.; E*TRADE Systems, Inc.; Investor Select Advisors, Inc.; E*TRADE Marquette Securities, Inc.; Investor Select Advisors Limited; ETRADE Securities Limited; ETRADE Securities (Hong Kong) Limited; TIR Securities Australia Ltd.; E*TRADE Institutional Securities Limited; TIR Securities UK Ltd.; E TRADE Systems India Private Limited; TIR (U.S.) Holdings Inc.; ETRADE Asia Services Limited; TIR Holdings Brazil Ltd.; E*TRADE Europe Securities Limited; E*TRADE Nominees Ltd.; E*TRADE Web Services Limited; Tireless Nominees Pty. Ltd.; Tiresome Nominees Pty. Ltd.; Tirade Nominees Pty. Ltd.; E*TRADE Nominees Limited; E*TRADE Financial Corporation; E*TRADE Bank; E*TRADE Global Asset Management, Inc.; Telebanc Capital Trust I; Telebanc Capital Trust II; Telebanc Servicing Corporation; TM1 Funding LLC; TM2 Securitization LLC; TM2 Securitization QSPE LLC; E*TRADE Mortgage Corporation; E*TRADE Access, Inc.; North American Cash Systems, Inc.; ATM Ventures, LLC; CCS Holding Company; Card Capture Services (Canada), Inc.; CCS Mexico, S.A. de C.V.; E*TRADE Technologies Corporation; E*TRADE Canada Securities Corporation; E*TRADE Institutional (Canada) Corporation; VERSUS Brokerage Services (U.S.) Inc.; U.S. Raptor One, Inc.; U.S. Raptor Two, Inc.; U.S. Raptor Three, Inc.; BRE, LLC; Wind & Lion Aviation, Inc.; BWL Aviation, LLC; eAdvisor; Converging Arrows, Inc.; Dempsey & Company, Inc.; GVR Company, LLC; E*TRADE International Holdings Ltd.; and E*TRADE Technologies Group, LLC.

ITEM 25. INDEMNIFICATION
Reference is made to Article X of the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


E*TRADE Asset Management, Inc. ("ETAM") is a Delaware corporation that offers investment advisory services. ETAM's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of ETAM and their business and other connections are as follows:



                                Employment during the Past Two
        Name                    Fiscal Years                    Other Business Connections
---------------------------     ------------------------------  ----------------------------------
 Mitchell Caplan                Director

                                                                 President and Chief Operating Officer of E*TRADE
                                                                 Group, Inc. Chairman of the board, president and
                                                                 chief executive officer of E*TRADE Financial
                                                                 Corporation and E*TRADE Bank, and vice president and
                                                                 director of E*TRADE Capital Markets, Inc. Prior to
                                                                 the acquisition of E*TRADE Financial Corporation,
                                                                 Mr. Caplan served as vice chairman of the board of
                                                                 directors, president and chief executive officer of
                                                                 Telebanc Financial Corporation, and Telebank, a
                                                                 federally chartered savings bank, renamed E*TRADE
                                                                 Bank. Prior to joining E*TRADE Financial
                                                                 Corporation, Mr. Caplan was a partner in the law
                                                                 firm of Danziger & Caplan from 1990 through 1993.
                                                                 Trustee of Registrant.

 Liat Rorer                   Vice President                     Vice President, E*TRADE Asset Management, Inc.
                                                                 Formerly Senior Consultant at Spectrem Group from
                                                                 1998 to 2000. President of Registrant.

 Elizabeth Gottfried          Vice President                     Vice President, E*TRADE Asset Management, Inc.
                                                                 Formerly with Wells Fargo Bank from 1984 to 2000.
                                                                 Vice

                                Employment during the Past Two
        Name                    Fiscal Years                     Other Business Connections
---------------------------     ------------------------------   ----------------------------------
                                                                 President and Treasurer of Registrant.

 Laurie Webster               Vice President                     Vice President, E*TRADE Asset Management, Inc.
                                                                 Formerly with Calvert Group from 1995 through 2000.

 Robert Clyburn               Treasurer                          Chief Operating Officer and Chief Financial Officer
                                                                 of ETGAM. Formerly employed by FOLIO fn Investments,
                                                                 Inc. as the CFO of the broker-dealer from 1999
                                                                 through 2001.

 Jay Gould                    Secretary                          Secretary, E*TRADE Asset Management, Inc. Formerly
                                                                 Vice President of Transamerica from February 1999 to
                                                                 December 1999, and Senior Associate, Bank of America
                                                                 from 1994 to January 1999. Secretary of Registrant.

 Cynthia Bock                 Assistant Secretary                Senior Corporate Paralegal of E*TRADE Group, Inc.
                                                                 Formerly Corporate Paralegal at 3Com.

 Donald Delano                Chief Compliance Officer           Chief Compliance Officer, E*TRADE Asset Management,
                                                                 Inc. Formerly with Bear Stearns, Associate Director,
                                                                 Private Client Services from 1999 to 2000.

         Barclays Global Fund Advisers ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-adviser for the E*TRADE Technology Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of BGFA and their business and other connections are as follows:


        Name and Position at BGFA       Other Business Connections
        -------------------------       --------------------------

        Patricia Dunn, Director         Director of BGFA and Co-Chairman and
                                        Director Director of BGI, 45 Fremont
                                        Street, San Francisco, CA 94105

        Lawrence G. Tint, Chairman      Chairman of the Board of Directors

        Geoffrey Fletcher, Chief        Chief Financial Officer of BGFA and
        Financial Officer               BGI since Chief Financial Officer
                                        May 1997, 45 Fremont

                                        Street, San Francisco, CA 94150 Managing
                                        Director and Principal Accounting
                                        Officer at Bankers Trust Company from
                                        1988 - 1997, 505 Market Street, San
                                        Francisco, CA 94111

ITEM 27.  PRINCIPAL UNDERWRITERS



(a) E*TRADE Securities, Incorporated ("E*TRADE Securities") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group.

(b)                                The officers and directors of E*TRADE
                                   Securities are:


Name and Principal Business        Positions and Offices with Underwriter   Position and Offices with Registrant
----------------------------       --------------------------------------   ------------------------------------
R. Jarrett Lilian                  Director and President                   None

Charles Nalbone                    Director, Vice President and Chief       None

Susan T. White                     Director                                 None

Shane Mulron                       Chief Financial Officer                  None

Connie M. Dotson                   Director and Corporate Secretary         None


 * The business address of all officers of E*TRADE Securities is 4500 Bohannon Drive, Menlo Park, CA 94025.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

(1) E*TRADE Asset Management, Inc., the Registrant's investment adviser, is located at 4500 Bohannon Drive, Menlo Park, CA
              94025;
(2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator, is located at 200 Clarendon Street, Boston, MA 02116;
(3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809; and

(4) Barclays Global Fund Advisors, the Master Portfolios' investment adviser and sub-adviser with respect to the E*TRADE Technology Index Fund, E*TRADE Financial Sector Index Fund, and E*TRADE Asset Allocation Fund is located at 45 Fremont Street, San Francisco, CA 94105.


ITEM 29.  MANAGEMENT SERVICES

           Not applicable

ITEM 30.  UNDERTAKINGS

           Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Menlo Park, California on the 20th day of June, 2002.

                                    E*TRADE FUNDS (Registrant)

                                    By: /s/Liat Rorer
                                        -------------
                                    Name: Liat Rorer
                                    Title: President

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                          Title                                    Date
---------                          -----                                    ----
    *                              Vice President & Treasurer
------------------------           (Principal Financial and Accounting      June 20, 2002
Elizabeth Gottfried                Officer)

 /s/Liat Rorer
------------------------           President (Principal Executive           June 20, 2002
Liat Rorer                         Officer)

    *
------------------------           Trustee                                  June 20, 2002
Mitchell H. Caplan

    *
------------------------           Trustee                                  June 20, 2002
Shelly J. Meyers

    *
------------------------           Trustee                                  June 20, 2002
Ashley T. Rabun

    *
------------------------           Trustee                                  June 20, 2002
Steven Grenadier

    *
------------------------           Trustee                                  June 20, 2002
George J. Rebhan

*By /s/Liat Rorer
-----------------
Liat Rorer
Attorney-In-Fact

*Liat Rorer signs this
document pursuant to
powers of attorney as
previously filed.

       EXHIBIT NO.      DESCRIPTION
       -----------      -----------

          i(14)         Opinion and Consent of Dechert, dated June 19, 2002

          j(1)          Consent of Deloitte & Touche LLP dated June 20, 2002

           (n)          Multiple Class Plan